Unique ID	LoanID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Detail	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	S&P Exception Level Grade	Date Reported by AMC	Date Cure Provided	Cured / Waived	Cleared	Issue with Cure Doc	Unable to Clear	QM Status	Seller Comments	AMC Additional Comments
38645756	XXX	XXX		29372598	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.
GFE Date: 04/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 05/XX/2015, GFE Date: 06/XX/2015, GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 04/XX/2015 from GFE dated 03/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 05/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 05/XX/2015
									Changed Circumstance not provided in file.				6/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38710271	XXX	XXX		29372645	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.
GFE Date: 08/XX/2015, GFE Date: 09/XX/2015 Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 06/XX/2015
Changed Circumstance not provided for GFE dated 09/XX/2015 from GFE dated 08/XX/2015
									Changed Circumstance missing in file				9/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38641230	XXX	XXX		29373500	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 05/XX/2015 Changed Circumstance not provided for GFE dated 05/XX/2015 from GFE dated 04/XX/2015					5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38646730	XXX	XXX		29373994	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014 from GFE dated 12/XX/2014	Changed cirumstance document is missing				1/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38658196	XXX	XXX		29375707	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015	Not provided				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38679226	XXX	XXX		29371959	compliance	2	(Doc Error) Initial GFE not provided					UTD	6/XX/2008		CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38624096	XXX	XXX		29371232	compliance	2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					4/XX/2012		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
38641135	XXX	XXX		29372220	compliance	1	(Missing Doc) Incomplete loan images/file		Loan file does not contain any origination documentation.			No	2/XX/2009		WA	Refinance - UTD	Investment	No	A	A	A	A	07/06/2023	06/05/2023		Yes					2023/XX/05: Additional image package received.
38707427	XXX	XXX		29374556	compliance	2	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
									The amount of taxes and insurance, including any mortgage insurance in the amount of $XXX on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38715905	XXX	XXX		29371426	compliance	2	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate	Unable to determine if the Adjusted Rate matches the fully indexed rate on the loan due to missing information.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
38715905	XXX	XXX		29371427	compliance	2	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Period Inaccurate	Unable to determine if the Discounted Introductory Rate matches the ARM Adjustment Term on the loan due to missing information.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
38715905	XXX	XXX		29371428	compliance	2	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate	Unable to determine if the Discounted Introductory Rate adjustment month matches the adjustment date on the loan due to missing information.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
38715905	XXX	XXX		29371425	compliance	2	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Inaccurate	Unable to determine if the Discounted Introductory Rate Term matches the Note Rate on the loan due to missing information.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371612	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371783	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2012	10/XX/2015	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38694524	XXX	XXX		29372000	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38707427	XXX	XXX		29374557	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Total payment amount of $XXX(PITI) on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38715905	XXX	XXX		29371424	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371611	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371782	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2012	10/XX/2015	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38694524	XXX	XXX		29371999	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38641230	XXX	XXX		29373513	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2015	5/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38607692	XXX	XXX		29373611	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	Final Truth in Lending (TIL) shows Maximum during Frist Five Year date as 11/XX/2015 whereas Note date is 9/XX/2015.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2015	9/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38646730	XXX	XXX		29373996	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2015	1/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38707427	XXX	XXX		29374543	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38707427	XXX	XXX		29374554	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
									The "Maximum Ever" amount $XXX of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38707427	XXX	XXX		29374555	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.	The "Maximum Ever" total payment amount of (PITI) in the amount of $XXXon the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38644128	XXX	XXX		29376089	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
									The "Maximum First Five Years" date is is incorrect based on the Interest Only Calculations reflected on the Note.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38707427	XXX	XXX		29374552	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
									Final TIL first five years escrow payment amount of $XXX is less than calculated payment amount of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38707427	XXX	XXX		29374553	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
									Final TIL first five years total payment amount of $XXX is less than calculated payment amount of $XXX. There is a variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38637758	XXX	XXX		29374928	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXX // Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX	An updated consecutive (04/2017) statement for both accounts would be required to meet reserve requirements and lender guides.				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/13: No new documentation provided, exception remains.

2023/XX/28: Only current statement was provided for XXX. Condition remains.

2023/XX/22: Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.

2023/XX/15: Updated statement was not provided in the trailing docs. condition remains.

38637541	XXX	XXX		29372718	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Both accounts exceeds the 90 age of document reflected in the lender guidelines.				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38679906	XXX	XXX		29376329	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX					7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38633331	XXX	XXX		29373143	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	One or more liabilities have been excluded from DTI calculation for a prohibited reason due to the file testing against the standard QM guidelines for appendix Q.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Business debts were excluded. Loan file contains 12 months business bank statements verifying business paid debt for exclusion required per guidelines. ATR met

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Paid by a business is not an allowable reason for exclusion of a debt per Appendix Q. Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Because of the loan designation of Safe Harbor QM, liabilities excluded as paid by business are not permitted.

2023/XX/16: Lender changed loan designation. Condition cleared.

38629853	XXX	XXX		29373262	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	Auto Expense paid by business. Bank Statements provided.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: Auto Expenses paid by business, verified by bank statements was allowed in 2013.

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Verified Lease payment paid by business. Bank statements provided. Exclusion reason (Paid by Business) is not permitted by Appendix Q. Exception Remains.

2023/XX/14: Loan was re designated to Non QM

38640848	XXX	XXX		29374879	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	Loan submitted as Safe Harbor QM and creditor was excluded due to business pays account which is non-compliant.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 12 months verification in file supporting that XXX $XXX/mo payment is made from borrower's business account. It is acceptable to exclude this payment.

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/22: Verified Installment Loan payment paid by business. Bank statement provided. Exclusion reason (Paid by Business) is not permitted by Appendix Q. Exception Remains.

2023/XX/14: Redesignated to Non QM.

38633331	XXX	XXX		29373142	compliance	1	Appendix Q Liabilities - Revolving	Qualified Mortgage (Dodd-Frank 2014): Revolving Liabilities that have an effect on the consumer’s ability to repay have been excluded from DTI calculation.	Revolving Liabilities that have an effect on the consumer’s ability to repay have been excluded from DTI calculation due to the file testing against the standard QM guidelines for appendix Q.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Disagree with findings- Per Final Settlement statement, all revolving debt was paid in full- XXX, XXX, XXX, XXX and XXX

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Finding is related to the XXX payment that was excluded but should not have been. Reason indicated was "paid by business" which is not acceptable for exclusion based on Appendix Q and additionally, debt was less than 12 mo old so not able to provide 12 mo of another party paying even if it was allowed.  Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Updated. Condition cleared.

38663041	XXX	XXX		29374338	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018	Per, provided Appraisal documentation unable to determine if Appraiser's license or certification was active at the time of the appraisal.				1/XX/2018		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38653871	XXX	XXX		29377168	compliance	2	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.	ARM Disclosure not signed by the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38644935	XXX	XXX		29372200	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/1996	11/XX/1997	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
38702873	XXX	XXX		29372237	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM Disclosure documentation in file; however, it is not dated to determine if it was delivered to borrower within 3 business days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38642819	XXX	XXX		29372316	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM loan program disclosure is located in loan in file; howver, it is not dated to determine it was provided within 3 business days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38642416	XXX	XXX		29372493	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM loan program disclosure was provided in file; however, it is not dated to determine that it was provided within 3 business days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2016	11/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373514	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2015	5/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38760165	XXX	XXX		29374477	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38617392	XXX	XXX		29375413	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2016	6/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376018	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38650312	XXX	XXX		29376201	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38682392	XXX	XXX		29376919	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Evidence the disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38713950	XXX	XXX		29371622	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371784	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2012	10/XX/2013	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757500	XXX	XXX		29373093	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM disclosure in loan file is provided at closing. The file was missing a copy of executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38633331	XXX	XXX		29373145	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Missing the initial, signed disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38648294	XXX	XXX		29373187	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38661927	XXX	XXX		29373234	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	ARM Disclosure does not disclose a document date or received date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2018	11/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38747487	XXX	XXX		29373862	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38646730	XXX	XXX		29373997	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2015	1/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38724020	XXX	XXX		29375960	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Signed/dated ARM disclosure was received within 3 days of application date		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2020	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38644128	XXX	XXX		29376091	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM Disclosure was supplied to Borrowers 8/XX/2015, more than three days from application date 7/XX/2015.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38681005	XXX	XXX		29376282	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure was not provided to the borrower within three (3) days of application, need proof when disclosure was mailed to borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2018	6/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376970	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	ARM Disclosire does not disclose a provide date or received date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38637758	XXX	XXX		29374929	credit	3	Asset documentation requirements not met.		2 of the accounts required and used by lender exceeds the 90 day age of document per lender guides.				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements 2023/XX/25: Agree with error.
2023/XX/22: Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.

2023/XX/15: Updated statement was not provided in the trailing docs. condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38637541	XXX	XXX		29372717	credit	3	Asset documentation requirements not met.		File is missing sufficient asset documentation to cover funds to close and required extensive reserves due to properties owned.				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38691776	XXX	XXX		29375451	credit	3	Asset documentation requirements not met.		Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.				1/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38646013	XXX	XXX		29372871	credit	1	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 40.62050% exceeds AUS total debt ratio of 37.16000%.	Proof Lease with XXX Credit is paid in full was not provided.				5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: XXX lease last reported 8/2014. Loan applicatin dated 3/XX/2016. No credit supp in file or other proof lease was satisfied was provided.

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																															2023/XX/21: No credit supp in file or other proof XXX lease was satisfied was provided. Exception remains. 2023/XX/14: Loan was re designated to Non QM
38697688	XXX	XXX		29376466	credit	1	AUS/Guideline Findings: All conditions were not met		Per CPA letter, XXX was divided. Documentation required to support dividend income, K-1s or account statements for XXX as the loan file only contains information for XXX.				8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Risk		2023/XX/03: Received required documentation. Condition cleared.
38623451	XXX	XXX		29375831	credit	1	AUS/Guideline Findings: All conditions were not met		The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
38637541	XXX	XXX		29372720	credit	3	AUS/Guideline Findings: All conditions were not met		File is missing sufficient assets, all income documents for all borrowers, REO supporting documentation.				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38653542	XXX	XXX		29373068	credit	3	AUS/Guideline Findings: All conditions were not met		Missing complete appraisal with interior and exterior photos.				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38633331	XXX	XXX		29373161	credit	1	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.
Minimum reserves required are 18 months. Account s used and provided are IRA #XXX at 60% used for reserves; Stock #XXX at 70% used for funds to close and reserves; business Account XXX used for funds to close; checking #XXX; and EMD of $XXXK.
													11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Already addressed above. Per latest version of asset workbook, post close assets were $XXX sufficient to meet 18 months PITI on subject and 2 months on departing residence equal to $XXX

2023/XX/25: Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

2023/XX/21: Verified funds using the accounts indicated in the rebuttal are IRA at 60%: $XXX, stocks at 70%: $XXX, personal checking of $XXX and earnest money of $XXX.which are not sufficient to cover closing and the required reserves.  Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

38637541	XXX	XXX		29372719	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Borrower's are missing sufficient asset documentation to cover funds to close.				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38691776	XXX	XXX		29375450	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.				1/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38646013	XXX	XXX		29372867	compliance	1	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp 1120)	File is missing the most recent YTD quarterly P&L Statement (if 1120 > 90 days old at application); and Balance Sheet (if 1120 > 90 days old) .				5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: No P&L / Balance sheet provided 2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.	2023/XX/21: Require P & L. Exception remains. 2023/XX/14: Loan was re designated to Non QM
38633331	XXX	XXX		29373140	compliance	1	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp 1120)	P&L Statement was not provided.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Disagree with finding-YTD profit and loss statement for 9 months thru Sept 2019 included in loan file.

2023/XX/25: Provided transcripts  Note: XXX guidelines allow transcripts to be used in lieu of signed tax returns;  XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials XXX section 302-1.1.7).

2023/XX/21: The issue with the documentation is that the tax returns, balance sheet and p/l statement were all signed one day after closing which does not meet QM requirements. Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX/16: Lender changed loan designation. Condition cleared.

38760165	XXX	XXX		29374474	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38680725	XXX	XXX		29374906	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2018	10/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38617392	XXX	XXX		29375414	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2016	6/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38763225	XXX	XXX		29375574	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2020	10/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38758992	XXX	XXX		29375618	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file is missing copy of CHARM Booklet.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38724020	XXX	XXX		29375958	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2020	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38682392	XXX	XXX		29376920	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence the disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38688955	XXX	XXX		29377113	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38644935	XXX	XXX		29372201	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/1996	11/XX/1997	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
38702873	XXX	XXX		29372234	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower in loan file		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38642819	XXX	XXX		29372313	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Required CHARM Booklet Disclosure document which is missing from the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38642416	XXX	XXX		29372486	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2016	11/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38771479	XXX	XXX		29372742	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2020	6/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38757500	XXX	XXX		29373091	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38661927	XXX	XXX		29373232	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2018	11/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38641230	XXX	XXX		29373515	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2015	5/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38612472	XXX	XXX		29373794	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38609462	XXX	XXX		29373846	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing in file. Please provide.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38747487	XXX	XXX		29373863	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38765022	XXX	XXX		29373981	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet is missing and evidence of borrower's receipt is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2017	9/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38646730	XXX	XXX		29373998	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Adjustable Rate Mortgages, CHARM Booklet documents missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2015	1/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38707427	XXX	XXX		29374544	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing CHARM Booklet Disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38637758	XXX	XXX		29374925	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38675007	XXX	XXX		29375063	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38658196	XXX	XXX		29375697	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2015	8/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38757233	XXX	XXX		29375940	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing CHARM Booklet Disclosure		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38608676	XXX	XXX		29375966	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Charm Booklet not located in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376019	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38726634	XXX	XXX		29376044	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38644128	XXX	XXX		29376085	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is not provided in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38650312	XXX	XXX		29376202	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38628147	XXX	XXX		29376493	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet is not reflecting in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2018	9/XX/2019	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
38684909	XXX	XXX		29376571	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376965	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38653871	XXX	XXX		29377169	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence the CHARM Booklet Disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38633331	XXX	XXX		29373156	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Arm disclosure and CHARM booklet signed at closing. Missing the initial.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
38713950	XXX	XXX		29371623	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371785	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2012	10/XX/2013	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38648294	XXX	XXX		29373188	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38623451	XXX	XXX		29375827	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Consumer Handbook on Adjustable Rate Mortgages was provided on 12/XX/2017, not within 3 days of application date 11/XX/2017.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38616100	XXX	XXX		29376271	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2017	4/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38681005	XXX	XXX		29376279	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	CHARM Booklet is not provided to the borrower within three (3) days of application, need proof when disclosure was mailed to borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2018	6/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38705984	XXX	XXX		29376603	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376020	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Risk		2023/XX/13: Most recent signed and dated 1120S was provided. Exception Cleared.
38727016	XXX	XXX		29375721	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing income documents, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/18: 3rd party verification of schedule C business not in file. 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Lender unable to clear condition. Exception remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38758992	XXX	XXX		29375619	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail due borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
											Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2018		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38642416	XXX	XXX		29372484	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing rental income documentation in file, resulting in a DTI that exceeds guideline maximum of 44%.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: This is incorrect, rental income is reflected on 2013/2014/2015 transcripts and 2014/2015 was used in accordance with product requirements for XXX.
2023/XX/04: Lender used tax transcripts to determine rental income, however the transcripts do not provide a breakdown of income/expenses per property. In addition, per the XXX guides, a 2 year history of the income must show on the transcripts. The 2014 transcripts reflect no rental income. Tax returns for the most recent 2 years would be required to determine the correct rental income.

2023/XX/21: Portfolio Express, rental income taken from transcripts.

38623451	XXX	XXX		29375829	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
38617392	XXX	XXX		29375430	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Restated loan to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Cleared
38640848	XXX	XXX		29374881	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Redesignated to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Redesignated to NonQM.
38697688	XXX	XXX		29376461	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing income documentation. See individual exceptions.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2016		CA	Purchase	Second Home	No	C	C	B	B	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: Loan is still at ATR risk due to missing a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38741290	XXX	XXX		29376399	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation due to DTI Discrepancy.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Risk
2023/XX/18: Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/22: The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38738289	XXX	XXX		29376041	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/07: Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

38637758	XXX	XXX		29374927	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Failure due to age of document for asset documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2017		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Risk	2023/XX/18: Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements 2023/XX/25: Agree with error.
2023/XX/22: Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.

2023/XX/15: Updated statement was not provided in the trailing docs. condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38760165	XXX	XXX		29374482	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The file is missing income documents, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	B	B	07/06/2023						Non QM	2023/XX/18: Unable to find an issue to change status from QM to non-QM
2023/XX/01: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

2023/XX/22: Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.

38640848	XXX	XXX		29374865	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Failure due to missing income documentation. Loan is waterfalling to QM/ATR testing requirements.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/01: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to Non QM.

38641230	XXX	XXX		29373519	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Missing SE income documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Missing Balance Sheet for XXX and Profit and Loss and Balance Sheet for XXX

2023/XX/25: Provided Final K-1 for XXX. Once final K-1 is issued, no additional income docs are required per XXX guidelines. Provided 2014 Year End and 2015 YTD Financials for XXX. Provided income workbook showing how income was calculated.

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Provide fully executed and complete Balance sheet (YTD 2015 and Year Ending 2014) for XXX. Provide fully executed and complete YTD 2015 Profit and Loss and Balance Sheet for XXX. 2012 Schedule K-1 2012 reflects Year Ending Partner’s share of Profit, Loss and Capital at 25%. 2013 Form 1040 Schedule E Part II does not reflect any Income or Loss form XXX. Exception remains. Exception remains.

2023/XX/07: Reviewed trailing documents provided, however file is still missing the signed/dated 2014 1120's and a year to date balance sheet for XXX and a year to date P&L/Balance sheet for XXX.

2023/XX/14: Loan has been re designated to Non qm

38707427	XXX	XXX		29374547	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Loan considered to be at ATR Risk due to missing income documentation for the co-borrower and the DTI issue.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/22: Trailing docs did not contain any docs to clear this exception. 2023/XX/14: Loan redesignated to NonQM.
38629395	XXX	XXX		29372569	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail due to missing the income documents.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	B	B	07/06/2023						Non QM	2023/XX/18: Agree.
2023/XX/13: EXCEPTION HISTORY - Exception Detail was updated on 06/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

2023/XX/13: The tax returns provided for 2016 and 2017 are not signed at dated.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

38629853	XXX	XXX		29373260	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
											Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/13: Reviewed all trailing docs, however the documents listed within the exception for each entity was not provided.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains.

2023/XX/14: Loan was re designated to Non QM

38633331	XXX	XXX		29373144	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk due to the DTI issue.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM	2023/XX/18: The final DTI per the final 1008 is 42.916% which consist of $XXX PITIA and $XXX all other payments against the calculated income of $XXX 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: DTI issue remains open. This finding will remain open until ATR risk issues are resolved.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX/16: EXCEPTION HISTORY - Exception Detail was updated on 10/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.

2023/XX/16: Lender changed loan designation. Condition cleared.

38646013	XXX	XXX		29372869	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	File is missing the most recent YTD quarterly P&L Statement (if 1120 > 90 days old at application); and Balance Sheet (if 1120 > 90 days old) .		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: No P&L / Balance sheet provided 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: Require P & L. Exception remains. 2023/XX/14: Loan was re designated to Non QM
38693232	XXX	XXX		29374215	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/ cleared.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/25/2023		Yes			Non QM	2023/XX/18: this will be cleared once other defects have been cleared. See above. 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: Trailing docs did not contain any docs to clear this exception. 2023/XX/14: Loan was re designated to non qm
38617392	XXX	XXX		29375415	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is at ATR risk due to DTI issue.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.

2023/XX/07: Lender is using a much higher rental income amount. Based on the 2 year tax returns, the maximum rental income supported is $XXX/month.

2023/XX/14: Loan has been redesignated to Non QM.

38700916	XXX	XXX		29373670	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due to documentation (Most recent year 1040 is not reflecting in file.)		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						Non QM
38612472	XXX	XXX		29373797	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Failure due to missing income documentation		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	C	C	B	B	07/06/2023						Non QM
38708161	XXX	XXX		29374740	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Borrower and Co-Borrower is receiving Pension however award letter is missing from the file.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	B	B	07/06/2023						Non QM
38680725	XXX	XXX		29374907	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	As per credit guidelines loan designation is Safe Harbor QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2018		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
38646013	XXX	XXX		29372873	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was re designated to Non QM		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	A	A	07/06/2023						Non QM
38633331	XXX	XXX		29373163	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender changed loan designation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2019		CA	Purchase	Primary	No	B	B	A	A	07/06/2023						Non QM
38629853	XXX	XXX		29373278	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was restated to Non Qm		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Purchase	Second Home	No	B	B	A	A	07/06/2023						Non QM
38641230	XXX	XXX		29373525	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was re designated to non qm		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2015		CA	Purchase	Primary	No	B	B	A	A	07/06/2023						Non QM
38693232	XXX	XXX		29374223	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was re designated to non qm		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	A	A	07/06/2023						Non QM
38707427	XXX	XXX		29374560	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan redesignated to NonQM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2014		CA	Purchase	Primary	No	B	B	A	A	07/06/2023						Non QM
38640848	XXX	XXX		29374882	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Redesignated to NonQM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		CA	Purchase	Primary	No	B	B	A	A	07/06/2023						Non QM
38617392	XXX	XXX		29375431	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The loan has been re designated to Non Qm		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	A	A	07/06/2023						Non QM
38758974	XXX	XXX		29371954	compliance	2	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.				No	5/XX/1999		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38679226	XXX	XXX		29371963	compliance	2	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.				UTD	6/XX/2008		CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38641135	XXX	XXX		29372213	compliance	2	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.				No	2/XX/2009		WA	Refinance - UTD	Investment	No	B	B	B	B	07/06/2023
38641135	XXX	XXX		29372217	compliance	2	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					No	2/XX/2009		WA	Refinance - UTD	Investment	No	B	B	B	B	07/06/2023
38661927	XXX	XXX		29373233	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2018)
											There is generally no Assignee Liability.		11/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38749905	XXX	XXX		29374177	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
									Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		There is generally no Assignee Liability.		9/XX/2020		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38769235	XXX	XXX		29374186	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2016)
											There is generally no Assignee Liability.		12/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38763225	XXX	XXX		29375575	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
									There is no evidence the appraisal was provided to the borrower at closing.		There is generally no Assignee Liability.		10/XX/2020		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38758992	XXX	XXX		29375614	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2018)
									Verification appraisal was delivered to borrower was not provided.		There is generally no Assignee Liability.		7/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
38724020	XXX	XXX		29375959	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2020)
									Evidence of borrower's receipt of the appraisal was not included in the file.		There is generally no Assignee Liability.		12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38628147	XXX	XXX		29376494	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2018)
									Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consumption		There is generally no Assignee Liability.		9/XX/2018		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
38771479	XXX	XXX		29372737	compliance	2	ECOA Appraisal - Appraisal Provided Prior to Date Performed
ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2020)
									Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements				6/XX/2020		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38702873	XXX	XXX		29372236	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38642416	XXX	XXX		29372483	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)	File does not contain evidence appraisal was delivered to borrower at least 3 business days prior to consummation.				11/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38629395	XXX	XXX		29372562	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38680819	XXX	XXX		29372857	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015)	Verification of appraisal was delivered to borrower not provided in file.				9/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
38633331	XXX	XXX		29373134	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)	Verification of the borrower receipt of the appraisal was missing from the file.				11/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38629853	XXX	XXX		29373252	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)	Verification appraisal was delivered to borrower was not provided.				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373508	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2015)					5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38700916	XXX	XXX		29373663	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38612472	XXX	XXX		29373793	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)	Verification appraisal was delivered to borrower was not provided.				8/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38609462	XXX	XXX		29373844	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				12/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38747487	XXX	XXX		29373871	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				6/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38765022	XXX	XXX		29373977	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)	Evidence of borrower's receipt of the appraisal is missing.				9/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38646730	XXX	XXX		29373999	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)	Right to receive copy of appraisal is missing				1/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38693232	XXX	XXX		29374205	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018)	Verification appraisal was delivered to borrower was not provided.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38663041	XXX	XXX		29374340	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				1/XX/2018		CA	Purchase	Investment	No	B	B	B	B	07/06/2023						N/A
38760165	XXX	XXX		29374468	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38707427	XXX	XXX		29374546	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)	As per Appraisal acknowledgement document signed on closing borrower did not select any option.				5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38708161	XXX	XXX		29374739	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)	Appraisal was not provided to the borrower within 3 business days prior to the note date.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38640848	XXX	XXX		29374859	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)					1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38640848	XXX	XXX		29374860	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)					1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38680725	XXX	XXX		29374911	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	Evidence of appraisal delivered to borrower was not provided.				10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38754207	XXX	XXX		29375202	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023						N/A
38691776	XXX	XXX		29375445	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation				1/XX/2017		WA	Purchase	Investment	No	B	B	B	B	07/06/2023						N/A
38658196	XXX	XXX		29375698	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2015)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38727016	XXX	XXX		29375720	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation				6/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
38623451	XXX	XXX		29375821	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)	Appraisal Without Waiver document is missing in the file.				12/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38757233	XXX	XXX		29375938	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				11/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38608676	XXX	XXX		29375964	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)	Document was not located in file.				10/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376017	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)					3/XX/2019		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38726634	XXX	XXX		29376042	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				4/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38650312	XXX	XXX		29376199	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)	Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.				11/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38616100	XXX	XXX		29376269	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)	Evidence of receipt of appraisal within 3 days of consummation not provided.				4/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38681005	XXX	XXX		29376280	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2018)	Missing evidence the borrower was provided a copy of the appraisal within three (3) business days prior to consummation.				6/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38684909	XXX	XXX		29376565	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				2/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38705984	XXX	XXX		29376601	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				12/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38682566	XXX	XXX		29376838	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)	Verification appraisal was delivered to borrower was not provided.				6/XX/2016		CA	Purchase	Investment	No	B	B	B	B	07/06/2023						N/A
38682392	XXX	XXX		29376918	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)	Evidence of receipt of appraisal at least 3 days prior to closing not provided.				12/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376969	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)					11/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38712605	XXX	XXX		29377018	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)					9/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38688955	XXX	XXX		29377111	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)	Missing proof when the borrower received a copy of the appraisal.				10/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373509	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
											There is generally no Assignee Liability.		5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38666272	XXX	XXX		29375437	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
									"Right to Receive a Copy" appraisal disclosure was not provided to borrower(s) within three (3) business days of application.		There is generally no Assignee Liability.		9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	B	B	B	B	07/06/2023						N/A
38658196	XXX	XXX		29375699	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
									Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application.		There is generally no Assignee Liability.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38653542	XXX	XXX		29373063	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38629853	XXX	XXX		29373251	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file is missing a copy of the E-sign Consent Agreement.				3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
38747487	XXX	XXX		29373860	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38749905	XXX	XXX		29374175	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in this loan file.				9/XX/2020		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38693232	XXX	XXX		29374204	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
38640848	XXX	XXX		29374872	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38680725	XXX	XXX		29374914	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				10/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38637758	XXX	XXX		29374922	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk
38675007	XXX	XXX		29375060	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					11/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38617392	XXX	XXX		29375408	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent document in the file is missing				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38763225	XXX	XXX		29375570	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					10/XX/2020		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38757233	XXX	XXX		29375936	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				11/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38650312	XXX	XXX		29376197	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.				11/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38616100	XXX	XXX		29376268	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in file				4/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38679906	XXX	XXX		29376324	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Copy of e-sign agreement document is not available in file.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38628147	XXX	XXX		29376491	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				9/XX/2018		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
38705984	XXX	XXX		29376600	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				12/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38763225	XXX	XXX		29375571	credit	2	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.						10/XX/2020		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38713950	XXX	XXX		29371607	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371769	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371912	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38760165	XXX	XXX		29374478	compliance	3	Farming Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX XXX/Schedule F)	The file is missing signed and dated 1040 for year 2016 & 2017 and Third party verification for business, causing the loan to waterfall through the QM Testing.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: Unable to locate signed 1040's, however IRS tax transcripts are in file which validate 1040 figures in lieu of signnatures which for some time was acceptable via guidelines as it confirms the returns provided are true and correct.  Schedule F entity was used with loss and liabilities only, no income was considered.  The total loss less depreciation expense with no consideration of the income was used as a loss against income.  Verification of the business which appears to be a hobby venture, would not change this calculation or affect QM qualifying.
																															2023/XX/22: Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
38713950	XXX	XXX		29371608	compliance	2	Federal LO Compensation Dual Compensation Pre-Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
													4/XX/2013	4/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38642416	XXX	XXX		29372487	compliance	2	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
Per NMLS, Loan Originator's license was issued in the state of California on 3/XX/2018 and subject loan application date was 07/XX/2016 and closing date was 11/XX/2016.  Loan Originator not NMLS licensed or registered at time of application.

"Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."
													11/XX/2016	11/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38617392	XXX	XXX		29375410	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Loan file is missing a post-disaster inspection report.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM		2023/XX/01: BPO inspector unable to access to determine condition of property. Finding remains open.
38617392	XXX	XXX		29375411	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Loan file is missing a post-disaster inspection report.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM		2023/XX/01: BPO inspector unable to access to determine condition of property. Finding remains open.
38707427	XXX	XXX		29374549	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2014 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				5/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided does not reflect damage.
38646013	XXX	XXX		29372863	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided reflects no damage.
38703986	XXX	XXX		29372914	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Post disaster inspection report is not available in file.				6/XX/2015		CA	Refinance - Rate/Term	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: BPO provided reflects no damage.
38710271	XXX	XXX		29372646	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2015 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2017 declared end date.
													9/XX/2015		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38640848	XXX	XXX		29374869	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: 10/XX/2021 Disaster Name: XXX Disaster Declaration Date: 08/XX/2021					1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38680725	XXX	XXX		29374917	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					10/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38637758	XXX	XXX		29374923	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2017 Disaster End Date: 09/XX/2020 Disaster Name: XXX Disaster Declaration Date: 08/XX/2020					7/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: BPO provided. No damage noted. Cleared.
38675007	XXX	XXX		29375062	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
Subject property was appraised on 10/XX/2017 prior to the FEMA disaster XXX dated 10/XX/2020 through  11/XX/2020. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.
													11/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38754207	XXX	XXX		29375198	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	valuation inspection is dated prior to the most recent FEMA disaster. Hence required new inspection.				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: BPO provided. No damage noted. Cleared.
38682566	XXX	XXX		29376837	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 1/XX/2023 declared end date.
													6/XX/2016		CA	Purchase	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: BPO provided. No damage noted. Cleared.
38682392	XXX	XXX		29376916	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					12/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38713716	XXX	XXX		29376963	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					11/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38712605	XXX	XXX		29377016	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2019 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The most recent valuation inspection not provided				9/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38688955	XXX	XXX		29377115	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					10/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
38653871	XXX	XXX		29377165	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Investor to order.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO reflects no damage.
38749905	XXX	XXX		29374176	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2020 Disaster End Date: 10/XX/2021 Disaster Name: XXX Disaster Declaration Date: 08/XX/2021					9/XX/2020		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: PDI provided, exception cleared.
38769235	XXX	XXX		29374185	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017	Post Disaster Inspection report is not provided Disaster End date 10/XX/2017.				12/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38623451	XXX	XXX		29375825	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
Subject property was appraised on 11/XX/17 prior to the FEMA disaster (XXX) dated through  10/XX/20. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.
													12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38757233	XXX	XXX		29375935	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.
													11/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38724020	XXX	XXX		29375956	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2020 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 01/XX/2023 declared end date.
													12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38608676	XXX	XXX		29375963	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The most recent Valuation date is 09/XX/2017 which is prior to the Disaster Declaration Date of 01/XX/2023.				10/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38644128	XXX	XXX		29376086	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38616100	XXX	XXX		29376267	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2017 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017	Post close disaster end date 10/XX/17.				4/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38681005	XXX	XXX		29376283	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Most recent Valuation Date in file is 06/XX/2018 which is prior to the Disaster Declaration 01/XX/2023.				6/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
38741290	XXX	XXX		29376398	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2019 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required.				8/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: PDI provided, exception cleared.
38697688	XXX	XXX		29376454	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.
													8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: PDI provided, exception cleared.
38700916	XXX	XXX		29373662	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023
The subject property is located in a FEMA Disaster area post-close.  There is no end declared date for the disaster as of yet.   A post-disaster inspection verifying there was no damage to the subject property is required. Most recent disaster end date(9/XX/2020) is provided
													6/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
38612472	XXX	XXX		29373791	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property.				8/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
38609462	XXX	XXX		29373849	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Post Disaster Inspection report is missing in file.				12/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
38747487	XXX	XXX		29373861	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023
Subject property was appraised on 05/XX/2016 prior to the FEMA disaster (XXX) dated 01/XX/2023. File is missing a property inspection dated after the disaster, or the lander's Rep and warranty attestation along with visible confirmation that the subject property was not damaged.
													6/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
38765022	XXX	XXX		29373976	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 09/XX/2020 Disaster Name: XXX Disaster Declaration Date: 08/XX/2020	Property inspection report is missing				9/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
38646730	XXX	XXX		29373993	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2014 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 01/XX/2023 declared end date.
													1/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
38666272	XXX	XXX		29375438	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2015 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: Received BPO confirming no damage.
38763225	XXX	XXX		29375569	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2020 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Most recent Inspection date not provided				10/XX/2020		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
38758992	XXX	XXX		29375613	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 08/XX/2020 declared end date.
													7/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Fail		2023/XX/01: Received BPO confirming no damage.
38727016	XXX	XXX		29375717	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The most recent valuation inspection is dated prior to the most recent FEMA disaster.				6/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Fail		2023/XX/01: Received BPO confirming no damage.
38640848	XXX	XXX		29374880	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: 07/XX/2023 Disaster Name: XXX Disaster Declaration Date: 04/XX/2023					1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: loan closed in January 2018. 2023/XX/25: Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
2023/XX/21: Post dated disaster inspection is required for loans in designated disaster area. Exception remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.

38653542	XXX	XXX		29373062	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2020 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					6/XX/2020		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
38757500	XXX	XXX		29373090	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2019 Disaster End Date: 11/XX/2020 Disaster Name: XXXXXXXXX Disaster Declaration Date: 10/XX/2020					6/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
38648294	XXX	XXX		29373186	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.				10/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
38661927	XXX	XXX		29373226	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					11/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
38641230	XXX	XXX		29373502	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
38642416	XXX	XXX		29372482	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					11/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO provided reflecting no damage.
38645756	XXX	XXX		29372597	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.
													6/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO provided reflecting no damage.
38771479	XXX	XXX		29372735	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2020 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
Subject property was appraised on 05/XX/2020 prior to the FEMA disaster ( XXX) dated 10/XX/2020 through 11/XX/2020. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged
													6/XX/2020		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO provided reflecting no damage.
38642819	XXX	XXX		29372308	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					8/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO provided reflects no damage.
38663041	XXX	XXX		29374339	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				1/XX/2018		CA	Purchase	Investment	No	A	A	A	A	07/06/2023	05/31/2023		Yes			N/A		2023/XX/31: Received BPO. Condition cleared.
38760165	XXX	XXX		29374475	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: Received BPO. Condition cleared.
38658196	XXX	XXX		29375704	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2015 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017	Most recent inspection date is missing				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: Received BPO. Condition cleared.
38650312	XXX	XXX		29376198	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Post Disaster Inspection report is not provided for Disaster End date 01/XX/2023.				11/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: Received BPO. Condition cleared.
38629395	XXX	XXX		29372556	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38637541	XXX	XXX		29372696	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Post Disaster Inspection (PDI) document is missing.				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38680819	XXX	XXX		29372856	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2020 declared end date.
													9/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
38629853	XXX	XXX		29373250	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2019 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020
The property is located in FEMA Disaster Area.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.
													3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
38734070	XXX	XXX		29374184	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38671996	XXX	XXX		29376835	credit	3	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: 04/XX/2023
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 04/XX/2023 declared end date.
													7/XX/2017		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A		2023/XX/01: BPO provided prior to disaster end date does not reflect damage.
38708161	XXX	XXX		29374736	credit	1	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: 04/XX/2023	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided reflects no damage.
38646013	XXX	XXX		29372864	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 04/XX/2016					5/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38607692	XXX	XXX		29373609	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 08/XX/2015	Missing in file Condominium Warrantable.				9/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38680725	XXX	XXX		29374915	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	File does not contain documentation to verify if condo was deemed warrantable.				10/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38675007	XXX	XXX		29375061	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017					11/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38754207	XXX	XXX		29375201	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 02/XX/2018	File does not contain documentation from lender/seller confirming the condo is warrantable				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38697688	XXX	XXX		29376456	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016	The file was missing a copy of the required documentation from lender/seller confirming the condo is warrantable.				8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
38713716	XXX	XXX		29376964	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017	File does not contain documentation from Lender confirming the condo is warrantable.				11/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
38688955	XXX	XXX		29377116	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017	This is a condo property and we do not have evidence whether this Condo is warrantable. We would need documents confirming the Condo is warrantable.				10/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38653871	XXX	XXX		29377164	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017	Condo-PUD warranty document is missing for subject property.				12/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38680819	XXX	XXX		29372858	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Final TIL reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = -$XXX Lender to provide corrected CD and copy of letter sent to borrower explaining changes.	$XXXXXXXXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2015	9/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
38679226	XXX	XXX		29371961	credit	3	Final Title Policy is missing. No evidence of title in file.					UTD	6/XX/2008		CA	UTD - UTD	UTD	No	C	C	C	C	07/06/2023
38641135	XXX	XXX		29372218	credit	3	Final Title Policy is missing. No evidence of title in file.					No	2/XX/2009		WA	Refinance - UTD	Investment	No	C	C	C	C	07/06/2023
38693232	XXX	XXX		29374211	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	Loan file is missing third party verification of employment to verify start date and continuation.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Documentation provided, exception cleared.
38629395	XXX	XXX		29372564	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.

Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income and employment verification.
38727016	XXX	XXX		29375718	compliance	3	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	Third party verification of employment is missing from the loan file, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													6/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: 3rd party verification of schedule C business not in file. 2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Lender unable to clear condition. Exception remains open.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38640848	XXX	XXX		29374861	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.

Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	07/28/2023		Yes			Non QM		2023/XX/28: Only the third party verification was provided. Condition remains. 2023/XX/28: Third party verification was provided.
38693232	XXX	XXX		29374210	compliance	1	General Ability To Repay Provision Employment - S-Corp Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
									Third Party Verification is missing for XXXXXXXXX Professional.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 2016-2017 1120S verifies business established 03/XX/2010, 1120S features CPA PTIN and typed signature, copy of renewed business license valid through 06/XX/2019

2023/XX/25: Agree with error

2023/XX/13: Missing third party verification to verify existence of the business and start date.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/06: Received required documentation. Condition cleared.

2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.

38693232	XXX	XXX		29374212	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Verbal Verification of Employment and Paystubs for XXX are missing in the file.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM
2023/XX/18: This is not required, the XXX W2 wages is actually the Intel Pension income for XXX.

2023/XX/05: Borrower was retired and receiving pension income from his prior employer (XXX) via XXX. Income documentation uploaded.
																															2023/XX/21: Trailing docs did not contain any docs to clear this exception. 2023/XX/06: Per lender rebuttal, this income is a retirement. This specific condition is cleared.
38758992	XXX	XXX		29375620	compliance	3	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Net Proceeds from Sale of property/Equity On Sold Property)	Borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													7/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Only proided EST Hud for sale of departure residence dated 7/XX/2018 and verf refund to borrowers of $XXX . No final settlement statement provided in file.

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/13: Trailing documents submitted and nothing new related to asset issue provided.  Finding remains open.

2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38629395	XXX	XXX		29372565	compliance	1	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.

Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38727016	XXX	XXX		29375719	compliance	3	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)	The file is missing the most recent tax transcripts and/or signed, dated 1040 returns, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													6/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: 2014/2015 e-signed 1040s in file (8879). 2016 1040s on extension (forms 4868 in file. 3rd party verification on business missing from file.

2023/XX/05: Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.

2023/XX/13: Reviewed all trailing documents. The signed/dated tax returns and third party verification for the borrower's self employment business dated within the guideline timeframe remain missing from the file.

2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Lender unable to clear condition. Exception remains open.

2023/XX/07: Lender is unable to locate the required documentation. Condition remains.

38760165	XXX	XXX		29374469	compliance	1	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)	The file is missing signed and dated 1040 for year 2016 & 2017, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	07/28/2023		Yes			Non QM		2023/XX/28: Trailing docs did not contain any docs to clear this exception. 2023/XX/28: Tax transcripts were provided.
38760165	XXX	XXX		29374470	compliance	1	General Ability To Repay Provision Income and Assets - Schedule F	Ability to Repay (Dodd-Frank 2014): Unable to verify Farming income using reasonably reliable third-party records. (XXX XXX/Schedule F)	The file is missing signed and dated 1040 for year 2016 & 2017 and Third party verification for business, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	07/28/2023		Yes			Non QM		2023/XX/28: Trailing docs did not contain any docs to clear this exception. 2023/XX/28: Tax transcripts were provided.
38738289	XXX	XXX		29376021	compliance	1	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)	Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													3/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Risk		2023/XX/13: Most recent signed and dated 1120S was provided. Exception Cleared.
38707427	XXX	XXX		29374558	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is at ATR Risk due to the missing income/employment documentation and the DTI issue.				5/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/02: Trailing docs did not contain any docs to clear this exception. 2023/XX/22: Trailing docs did not contain any docs to clear this exception. 2023/XX/14: Loan redesignated to NonQM.
38629395	XXX	XXX		29372566	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38693232	XXX	XXX		29374218	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to insufficient income documentation.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/25/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/13: Missing P&L and balance sheets for Sch C income, third party verification for S-Corp, and pay stubs and vvoe for wage income.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/14: Loan was re designated to non qm

38697688	XXX	XXX		29376463	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
Guidelines Violation due to missing income documentation. The file is missing : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1; 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
													8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/13: No new documentation provided; exception remains.

2023/XX/01: Trailing documents did not contain any new or sufficient documentation to address. Exception remains.

2023/XX/22: Loan is still at ATR risk due to missing documentation to verify Borrower's self-employment income.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38623451	XXX	XXX		29375832	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740, causing the loan to waterfall through the QM Testing.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
38629853	XXX	XXX		29373265	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
													3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Agree with error
2023/XX/13: Reviewed all trailing docs, however the documents listed within the exception for each entity was not provided.

2023/XX/28: Trailing documents reviewed; missing documents listed in the exception for each business entity were not provided.

2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains.

2023/XX/14: Loan was re designated to Non QM

38642416	XXX	XXX		29372489	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall exception due to missing rental income documentation in file, resulting in a DTI that exceeds guideline maximum of 44%.				11/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: XXX product requirements included reduced income documentation including rental income where transcripts were used in lieu of 1040s and lease
2023/XX/13: The only trailing document received was an ARM change notice, which does not clear the DTI/ATR exceptions on this file.

2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/04: Lender used tax transcripts to determine rental income, however the transcripts do not provide a breakdown of income/expenses per property. In addition, per the XXX guides, a 2 year history of the income must show on the transcripts. The 2014 transcripts reflect no rental income. Tax returns for the most recent 2 years would be required to determine the correct rental income.

2023/XX/21: Portfolio Express, rental income taken from transcripts.

38640848	XXX	XXX		29374874	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
													1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/13: Trailing Document(s) already in file for initial review.  Exception remains.

2023/XX/01: Only the third party verification was provided. Condition remains.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to NonQM.

38641230	XXX	XXX		29373524	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Failure due to file continues to have missing income documentation as required by Safe Harbor requirements.				5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Loan has been re designated to Non qm
38633331	XXX	XXX		29373153	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk due to the DTI issue.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM	2023/XX/18: All findings have been addressed with supporting documentation in loan file. Loan meets ATR. 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: DTI issue remains open. This finding will remain open until all ATR risk issues are resolved.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

38646013	XXX	XXX		29372872	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing the most recent YTD quarterly P&L Statement (if 1120 > 90 days old at application); and Balance Sheet (if 1120 > 90 days old) .				5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: No P&L / Balance sheet provided 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: Require P & L. Exception remains. 2023/XX/14: Loan was re designated to Non QM
38741290	XXX	XXX		29376405	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan has ATR failure due to DTI discrepancy.				8/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/22: The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38738289	XXX	XXX		29376038	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/07: Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

38637758	XXX	XXX		29374932	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Failure due to age of docs for assets. Required to cover reserve requirements.				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements 2023/XX/25: Agree with error.
2023/XX/22: Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.

2023/XX/15: Updated statement was not provided in the trailing docs. condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38617392	XXX	XXX		29375420	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan is at ATR risk due to the DTI issue.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: Already addressed above per final 1008 showind DTI within guidelines at 42.908% 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.

2023/XX/14: Client has elected to waive the DTI

38765022	XXX	XXX		29373978	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).					9/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM		2023/XX/04: Cleared
38680725	XXX	XXX		29374918	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM		2023/XX/04: Cleared.
38760165	XXX	XXX		29374481	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
2023/XX/13: Missing most recent two years signed and dated personal tax returns.

2023/XX/01: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.

38629853	XXX	XXX		29373263	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualification Method utilized as per guidelines which is non compliant.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/13: Updated to ARM method. 2023/XX/14: re opened 2023/XX/14: Loan has been re designated to Non qm
38617392	XXX	XXX		29375427	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Loan is waterfalling to standard ATR/Non-QM guidelines due to DTI outside of guidelines.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Corrected qualification method.
38757233	XXX	XXX		29375941	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	As per guideline select Qualifying Method of "Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment".				11/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38726634	XXX	XXX		29376047	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Updated Qualification Method of Greater of the fully indexed rate at the fully amortized payment or the note rate at fully amortized payment.				4/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38644128	XXX	XXX		29376090	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Missing verifications of start and end dates for Borrowers previous employment history.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38650312	XXX	XXX		29376200	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).					11/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38629853	XXX	XXX		29373274	compliance	2	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
									The DTI calculated in accordance with the 1026.43(c)(5) of 45.14% moderately exceeds the guideline maximum of 43.00%.				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023	09/14/2023	Yes				Non QM		2023/XX/28: DTI reduced Qualification method. 2023/XX/14: re opened 2023/XX/14: Loan has been re designated to Non qm 2023/XX/14: Re open 2023/XX/14: comp factors used to waive exception
38629853	XXX	XXX		29373275	compliance	1	General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 48.47% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
									The DTI calculated in accordance with the 1026.43(c)(5) of 48.47% significantly exceeds the guideline maximum of 43.00%.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM		2023/XX/03: Received required documentation. Condition cleared.
38617392	XXX	XXX		29375428	compliance	1	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.49460% and based on 1026.43(c)(5) of 47.18% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
									Loan is waterfalling to standard ATR/Non-QM guidelines of 43% due to calculated DTI of 44.4946% being outside of guidelines.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/25: Duplicate and/or waterfall exception	2023/XX/14: Corrected qualification method. 2023/XX/14: Reopened 2023/XX/14: Cleared
38629853	XXX	XXX		29373273	compliance	1	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.15276% and based on 1026.43(c)(5) of 46.20% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
									Discrepancy is due to qualification method of the interest rate.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/28: DTI reduced Qualification method. 2023/XX/14: re opened 2023/XX/14: Cleared
38629853	XXX	XXX		29373267	compliance	1	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 50.60649% and based on 1026.43(c)(5) of 54.21% significantly exceed the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
									The DTIs calculated of 50.60649% exceeds the guideline maximum of 43.00%.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/13: Based on verified taxes, DTI is higher. 2023/XX/14: re opened 2023/XX/14: Cleared
38629853	XXX	XXX		29373272	compliance	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.19539% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
									DTI lowered to 46% based on additional income docs provided.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/13: Discrepancy is due to qualification method of the interest rate. 2023/XX/13: Updated qualification method. Cleared. 2023/XX/14: reopened 2023/XX/14: Cleared
38629395	XXX	XXX		29372567	compliance	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.88023% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38633331	XXX	XXX		29373155	compliance	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.08166% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
									Credit debts $XXX + REO negative cash flow $XXX + subject PITIA $XXX (included 1.25% CA taxes) = $XXX. Income is $XXX. With the max rate increase to 4.21%, $XXX / $XXX = 47%.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Already addressed above-duplicate

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Please upload as a trailing document the most recent income workbook referenced in related findings to support overall DTI conclusion. Finding remains open.

2023/XX/21: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.24561% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

38617392	XXX	XXX		29375423	compliance	2	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.85430% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
									DTI difference due to a slight difference in rental income calculation. Rental income for review calculated via a 2 yr average from tax returns.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023	09/14/2023	Yes				Non QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/22: Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.

2023/XX/22: Cleared as exception was updated due to increased DTI.  An additional exception was added with corrected information.

2023/XX/14: reopened

2023/XX/14: Comp factors used to waive exception

38697688	XXX	XXX		29376468	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 58.40568% significantly exceeds the guideline maximum of 44.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

Excessive DTI due to missing income documentation. Per CPA letter, XXX was divided. Documentation required to support dividend income, K-1s or account statements for XXX as the loan file only contains information for XXX.
													8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Risk		2023/XX/03: Received required documentation. Condition cleared. 2023/XX/22: A Property History Report for XXX was not located.
38629853	XXX	XXX		29373271	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.67634% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
									Added 6.13.23 DTI was further increased due to verified property taxes.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: DTI lowered to 46% based on additional income docs provided.
38741290	XXX	XXX		29376400	compliance	3	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.60415% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
									Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.				8/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/22: The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38738289	XXX	XXX		29376039	compliance	3	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 86.46261% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
									The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%, causing the loan to waterfall through the QM Testing.				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

38642416	XXX	XXX		29372492	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 106.55880% significantly exceeds the guideline maximum of 44.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
									Per final 1003, rental income was used at origination; however, loan file does not contain Schedule E or lease agreements. Removing rental income, DTI exceeds maximum of 44% per guidelines.				11/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: UW loan summary confirms this was a XXX, a rate term refinance product with reduced documentation that permitted income to be calculated using transcripts including rental income.  Transcripts do in fact support a 3 year history reported for 2013/2014 and 2015.

2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/04: Lender used tax transcripts to determine rental income, however the transcripts do not provide a breakdown of income/expenses per property. In addition, per the XXX guides, a 2 year history of the income must show on the transcripts. The 2014 transcripts reflect no rental income. Tax returns for the most recent 2 years would be required to determine the correct rental income.

2023/XX/21: Portfolio Express, rental income taken from transcripts.

38623451	XXX	XXX		29375830	compliance	1	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740, causing the loan to waterfall through the QM Testing.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
38617392	XXX	XXX		29375426	credit	1	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Money Markets / Account Number: XXX	Only 1 month statement was provided. Missing an additional consecutive statement for this account.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Non QM
2023/XX/18: This was a newly established account, hence the 1 month bank statement. Documentation to source the large deposit of $XXX to open the account provided in loan file; $XXX from XXX #XXX and  $XXX from XXX #XXX.
																															2023/XX/22: 2 months bank statements not available as this was a newly open account. Funds to open the account was fully documented. Exception cleared.
38640848	XXX	XXX		29374871	credit	1	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Funds from Business Account / Account Number: XXX	The EMD is unsourced and was not considered as a source of asset.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: EMD came from spouse. Gift letter in the file and receipt from escrow provided, verifying that $XXX EMD came from spouse's XXX checking account xx3907.
2023/XX/28: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: This exception is referencing that there was only one month verified for the business account ending in XXX however this account was not used and qualifying and verification is not required. Exception is clear.

38749905	XXX	XXX		29374183	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Savings / Account Number: XXX	Two months required per guidelines.				9/XX/2020		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38765022	XXX	XXX		29373983	credit	3	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 98.71876% exceeds Guideline combined loan to value percentage of 90.00000%.	It appears the lender used the purchase price of the property versus the market value of the property which came in lower.				9/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38645756	XXX	XXX		29372602	credit	3	Guideline Requirement: Investor qualifying housing ratio discrepancy.	Calculated investor qualifying housing ratio of 40.52801% exceeds Guideline housing ratio of 38.00000%.	Guidelines state that loans with a housing ratio of greater than 38% require an exception which was not provided in the file.				6/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38710271	XXX	XXX		29372650	credit	3	Guideline Requirement: Investor qualifying housing ratio discrepancy.	Calculated investor qualifying housing ratio of 39.64661% exceeds Guideline housing ratio of 38.00000%.
Guidelines state that loan with an LTV less and or equal to 90% can exceed the 38% housing ratio at the UW discretion as long as it does not exceed 44% and which point an exception would be required. Ratio of 39.64661% meets requirements.
													9/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38629853	XXX	XXX		29373268	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.27914% exceeds Guideline total debt ratio of 43.00000%.	Calculated investor qualifying total debt ratio of 50.60649% exceeds Guideline total debt ratio of 43.00000%.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM
2023/XX/01: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 50.60649% exceeds Guideline total debt ratio of 43.00000%.

2023/XX/03: Received required documentation. Condition cleared.

38697688	XXX	XXX		29376467	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 58.40568% exceeds Guideline total debt ratio of 44.00000%.
Excessive DTI due to missing income documentation. Per CPA letter, XXX was divided. Documentation required to support dividend income, K-1s or account statements for XXX as the loan file only contains information for XXX.
													8/XX/2016		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			ATR Risk		2023/XX/03: Received required documentation. Condition cleared.
38629395	XXX	XXX		29372558	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.88023% exceeds Guideline total debt ratio of 44.00000%.	Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Missing the Sch. C for 2017 to calculate the income correctly.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38738289	XXX	XXX		29376036	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 86.46261% exceeds Guideline total debt ratio of 45.00000%.	The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%.				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Income Calculation Worksheet in file (first one uploaded) - on page 1 shows W2 wages for B1 being used of $XXX W2 wages for B2 being used of $XXX and if you add those two amounts together $XXX + $XXX = those total the amount of $XXX that shows on 1008 under base income (it appears the UW put the combined amount under B1 however it is the total amount for B1 and B2 W2 income). This page also shows the Total Interest and Dividend Income used of $XXX which is the amount shown as Other Income for B2 on the 1008. This Income Calc Worksheet also shows the Partnership income used of $XXX for B1 which is the amount listed under Other Income for B1 on final 1008. Therefore this Income Calculation Worksheet matches all income used on the final 1008 which keeps the DTI at 36.163/40.072.

2023/XX/25: Disagree with DTI error: clarification is being provided to explain how income appears on the application. It is of note that Underwriter accidentally entered B2/XXX's wages into they LOS system under B1/XXX's wages as a system entry. Although the wage entry is listed for the wrong borrower, the aggregate income being used is correct for qualifying for the combined borrowers/sources: B1/XXX self-employment income of $XXX/mo using 2017 12 month average to be conservative (with 2018 financials and W2 showing an increase in income) plus B2/XXX's wages from XXX ($XXX/mo), wages from XXX ($XXX/mo) plus rental income of $XXX/mo = total income used for qualifying is $XXX/mo resulting in DTI less than 45% (closed at 40.072%). Provided underwriter income workbook, signed appication and final 1008 transmittal to support.

2023/XX/13: Received and updated income documentation. .Final 1003 and 1008 for Borrower shows Base Income of $XXX and Other Schedule E-K-1 Income of $XXX. Worksheet provided shows income of $XXX. Provide worksheet and additional income documentation to support all income as used for the Borrower on the Final 1003, and 1008. DTI exception Remains

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/07: Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

38629853	XXX	XXX		29373277	credit	2	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.00000%.	Calculated investor qualifying total debt ratio of 45.36267% exceeds Guideline total debt ratio of 43.000				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023	09/14/2023	Yes				Non QM		2023/XX/14: comp factors used to waive exception
38633331	XXX	XXX		29373150	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.08166% exceeds Guideline total debt ratio of 43.00000%.	Credit debts $XXX + REO negative cash flow $XXX + subject PITIA $XXX (included 1.25% CA taxes) = $XXX. Income is $XXX. With the max rate increase to 4.21%, $XXX / $XXX = 47%.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Disagree with findings. REO negative cashflow is $XXX not $XXX per latest version of income workbook.  The final DTI per the final 1008 is 42.916% which consist of $XXX PITIA and $XXX all other payments against the calculated income of $XXX

2023/XX/25: Provided UW income workbook, transcripts, final 1003 & 1008.

2023/XX/21: Please upload as a trailing document the most recent income workbook referenced to support the 42.9 DTI.  Finding remains open.

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 47.24561% exceeds Guideline total debt ratio of 43.00000%.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

38741290	XXX	XXX		29376404	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.60415% exceeds Guideline total debt ratio of 45.00000%.	Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.				8/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/22: The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38617392	XXX	XXX		29375419	credit	2	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI difference due to a slight difference in rental income calculation. Rental income for review calculated via a 2 yr average from tax returns.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023	09/26/2023	Yes				Non QM	2023/XX/18: The final DTI per the final 1008 is 42.904% which consist of $XXX PITIA against the calculated income of $XXX. 2023/XX/25: Agree with error
2023/XX/22: Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.

2023/XX/07: Lender is using a much higher rental income amount. Based on the 2 year tax returns, the maximum rental income supported is $XXX/month.

2023/XX/14: Comp factors used to waive exception

38617392	XXX	XXX		29375425	credit	2	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.17828% exceeds Guideline total debt ratio of 43.00000%.	DTI difference due to a slight difference in rental income calculation. Rental income for review calculated via a 2 yr average from tax returns.				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023	09/26/2023	Yes				Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: Utilized taxes and insurance from Schedule E.  DTI is calculated at 44.4946%.  Rental income was calculated at $XXX versus $XXX for the property at XXX and $XXX versus $XXX for XXX.  Both were taken from a two year average from Schedule E as required.  Lease agreement method should only be utilized for a newly acquired property.  Exception remains.

2023/XX/22: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 44.85430% exceeds Guideline total debt ratio of 43.00000%.

2023/XX/07: Lender is using a much higher rental income amount. Based on the 2 year tax returns, the maximum rental income supported is $XXX/month.

2023/XX/14: EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 44.49460% exceeds Guideline total debt ratio of 43.00000%.

2023/XX/14: Comp factors used to waive exception

38642416	XXX	XXX		29372488	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 106.55880% exceeds Guideline total debt ratio of 44.00000%.	Per final 1003, rental income was used at origination; however, loan file does not contain Schedule E or lease agreements. Removing rental income, DTI exceeds maximum of 44% per guidelines.				11/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: UW loan summary confirms this was a XXX, a rate term refinance product with reduced documentation that permitted income to be calculated using transcripts including rental income.
2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/04: Lender used tax transcripts to determine rental income, however the transcripts do not provide a breakdown of income/expenses per property. In addition, per the XXX guides, a 2 year history of the income must show on the transcripts. The 2014 transcripts reflect no rental income. Tax returns for the most recent 2 years would be required to determine the correct rental income.

2023/XX/21: Portfolio Express, rental income taken from transcripts.

38754207	XXX	XXX		29375203	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.84392% exceeds Guideline total debt ratio of 43.00000%.	Calculated investor qualifying total debt ratio of 53.90067% exceeds Guideline total debt ratio of 43.00000%.				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38671996	XXX	XXX		29376834	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.48675% exceeds Guideline total debt ratio of 43.00000%.	Lender qualified the loan only on the Note rate and not the Fully Amortized payment/rate as is required.				7/XX/2017		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38682566	XXX	XXX		29376840	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 57.77389% exceeds Guideline total debt ratio of 45.00000%.	Qualifying total debt ratio of 57.77389% exceeds Guideline total debt ratio of 45.00000%				6/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38623451	XXX	XXX		29375828	credit	1	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 73.03371% exceeds Guideline loan to value percentage of 70.00000%.	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
38609462	XXX	XXX		29373850	credit	3	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Per lender guides, for an extended LTV of 80%, borrower must have a 740 fico which they do not have. Max LTV is 75% per lender guides.				12/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38765022	XXX	XXX		29373984	credit	3	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 87.84762% exceeds Guideline loan to value percentage of 80.00000%.	It appears the lender used the purchase price of the property versus the market value of the property which came in lower.				9/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38682566	XXX	XXX		29376839	credit	3	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.				6/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38633331	XXX	XXX		29373157	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.65 is less than Guideline PITIA months reserves of 18.00.
Minimum reserves required are 18 months. Account s used and provided are IRA #XXX at 60% used for reserves; Stock #XXX at 70% used for funds to close and reserves; business Account XXX used for funds to close; checking #XXX; and EMD of $XXXK.
													11/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: Disagree with findings. NO business assets used. Business assets are listed on asset workbook but marked "NO" in used column. The latest version of the Asset Workbook is dated 11/XX/2019 by XXX. The total verified assets using 70% of stock & 60% of IRA is $XXX. Post close reserves are $XXX.  Reserve requirment is 18 months PITI on subject at $XXX per month and 2 months on departing residence at $XXX per month for a total of $XXX. Also see latest version of 1008 showing 27 months PITI reserves

2023/XX/25: Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 9.36 is less than Guideline PITIA months reserves of 18.00.

2023/XX/21: Verified funds using the accounts indicated in the rebuttal are IRA at 60%: $XXX, stocks at 70%: $XXX, personal checking of $XXX and earnest money of $XXX.which are not sufficient to cover closing and the required reserves.  Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Total assets provided/used are $XXX, however funds to close equal $XXX leaving $XXX for reserves which is insufficient to cover the required reserves.

2023/XX/16: EXCEPTION HISTORY - Exception Explanation was updated on 10/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 13.34 is less than Guideline PITIA months reserves of 18.00.

38637541	XXX	XXX		29372716	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 48.00.	Borrower has insufficient assets to cover funds to close and extended reserves required.				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38769235	XXX	XXX		29374188	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.69 is less than Guideline PITIA months reserves of 9.00.					12/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38691776	XXX	XXX		29375449	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Assets from the refinance of the XXX property were not allowable for the Subject transaction causing the loan to fail the required assets for closing and reserves.				1/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38684909	XXX	XXX		29376572	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.11 is less than Guideline PITIA months reserves of 6.00.	Borrower has insufficient asset documentation to support the funds to close and reserves.				2/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38641230	XXX	XXX		29373501	credit	1	Income Docs Missing:	Borrower: XXX 1120S (2014), Balance Sheet, P&L Statement					5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: Missing Balance Sheet for XXX and Profit and Loss and Balance Sheet for XXX 2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Form 7004 Automatic Extension of Time (2014) provided for XXX. Provide fully executed and complete Balance sheet (YTD 2015 and Year Ending 2014) for XXX. Provide fully executed and complete YTD 2015 Profit and Loss and Balance Sheet for XXX. Exception remains.

2023/XX/07: Reviewed trailing documents provided, however file is still missing the signed/dated 2014 1120's and a year to date balance sheet for XXX and a year to date P&L/Balance sheet for XXX.

2023/XX/14: Loan has been re designated to Non qm

38637541	XXX	XXX		29372702	credit	3	Income Docs Missing:	Borrower: XXX 1065 (2014), 1065 (2015), 1099-SSA (2014), 1099-SSA (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2015), W-2 (2016)
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
													7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A		2023/XX/08: File is missing all personal & business income documentation. Condition remains.
38637541	XXX	XXX		29372703	credit	3	Income Docs Missing:	Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
													7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A		2023/XX/08: File is missing all personal & business income documentation. Condition remains.
38637541	XXX	XXX		29372704	credit	3	Income Docs Missing:	Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2014), W-2 (2015)
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
													7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A		2023/XX/08: File is missing all personal & business income documentation. Condition remains.
38693232	XXX	XXX		29374221	credit	3	Income Docs Missing:	Borrower: XXX, Borrower: XXX Third Party Verification Paystubs, VVOE - Employment Only	Verbal Verification of Employment & Paystubs for XXX, Award Letter and Third Party Verification for XXX with Year 2017 Signed and Dated 1040- Schedule C are missing in the file.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: VVOE for XXX not required as this is pension income, not wages. Business license for Scorp in file. All 1040s/1120S's were signed as part of the closing package.

2023/XX/25: Agree with error

2023/XX/13: EXCEPTION HISTORY - Exception Explanation was updated on 06/XX/2023 PRIOR Exception Explanation: 1040 - Schedule C (2017), K-1 (2016), Third Party Verification, W-2 (2017)
VVOE - Employment Only

2023/XX/13: Missing P&L and balance sheets for Sch C income, third party verification for S-Corp, and pay stubs and vvoe for wage income.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.

38629395	XXX	XXX		29372559	credit	1	Income Docs Missing:	Borrower: XXX 1040 (2017), 1040 - Schedule C (2017), Balance Sheet, P&L Statement	Borrower did not provide following document to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38646013	XXX	XXX		29372870	credit	3	Income Docs Missing:	Borrower: XXX Balance Sheet, P&L Statement	File is missing the most recent YTD quarterly P&L Statement (if 1120 > 90 days old at application); and Balance Sheet (if 1120 > 90 days old) .				5/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: No P&L / Balance sheet provided 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: Require P & L. Exception remains. 2023/XX/27: Unable to clear. Per lender guides, a P&L/Balance sheet would be required for 2015 and year to date 2016.
38633331	XXX	XXX		29373148	credit	1	Income Docs Missing:	Borrower: XXX Third Party Verification	The file is missing a copy of the Third Party Verification for business, XXX Residences.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: Business tax returns for 2017 and 2018 are included in file documentation. Found under Miscellaneous-Bus Tax Returns	2023/XX/21: Third party VOE not required upon further review of file.
38697688	XXX	XXX		29376460	credit	3	Income Docs Missing:	Borrower: XXX Balance Sheet, Business Return Transcripts (2014), Business Return Transcripts (2015), P&L Statement					8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: 2013/2014 1120s/K1 provided for XXX as well as 2015 P&L / Balance sheet and YTD P&L / Balance Sheet. 2012 1120S not required. 2015 1120S on extension as 2015 P&L provided. Signed 4506T in file has box 6a checked which includes 1120S.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: Still missing two years tax transcripts for all businesses as well as a YTD P&L Statement and Balance Sheet for XXX.

2023/XX/22: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: 1120S (2012), 1120S (2015), 4506-T (for Business) (2013), 4506-T (for Business) (2014), 4506-T (for Business) (2015), Account Statements, Balance Sheet, K-1 (2012), K-1 (2014), K-1 (2015), P&L Statement

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38727016	XXX	XXX		29375723	credit	3	Income Docs Missing:	Borrower: XXX Third Party Verification	Missing Third party verification of employment dated within 21 days of note date, and signed and dated tax returns for 2015 and 2014.				6/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/18: 3rd party verification of schedule C business not in file. 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Lender unable to clear condition. Exception remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38642819	XXX	XXX		29372312	credit	3	Income Docs Missing:	Borrower: XXX 1120S (2014), 1120S (2015), K-1 (2014), K-1 (2015)	Per the transcripts in file, borrower receive 1120S/1065 income for 2014 and 2015; however no supporting documents were provided.				8/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38648294	XXX	XXX		29373185	credit	3	Income Docs Missing:	Borrower: XXX 1040 - Schedule C (2016)	File is missing 2016 Schedule C for Co-Borrower.				10/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
38691776	XXX	XXX		29375446	credit	3	Income Docs Missing:	Borrower: XXX Third Party Verification
For self-employed borrowers, the existence of the business must be independently verified by two (2) years of business licenses or a CPA letter through disinterested third party within 10 business days of closing.  The loan file should reflect documentation secured from these sources.  Sources may include: CPA, regulatory agency or applicable licensing bureau.
													1/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38697688	XXX	XXX		29376464	credit	3	Income documentation requirements not met.
Loan file missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
													8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/01: Trailing documents did not contain any new or sufficient documentation to address. Exception remains.

2023/XX/22: Still missing transcripts, a YTD P&L Statement, a Balance Sheet and two years tax transcripts for XXX. two years tax transcripts for XXX, and two years tax transcripts for XXX.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38641230	XXX	XXX		29373522	credit	1	Income documentation requirements not met.		File is missing the following: Balance Sheet for XXX. 2013/2014 signed/dated business returns and K1's and YTD P&L/Balance sheet. YTD P&L/Balance sheet for XXX.				5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM
2023/XX/07: Reviewed trailing documents provided, however file is still missing the signed/dated 2014 1120's and a year to date balance sheet for XXX and a year to date P&L/Balance sheet for XXX.

2023/XX/14: Loan has been re designated to Non qm

38637541	XXX	XXX		29372705	credit	3	Income documentation requirements not met.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
													7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A		2023/XX/08: File is missing all personal & business income documentation. Condition remains.
38693232	XXX	XXX		29374219	credit	1	Income documentation requirements not met.		Third party verification of borrower's employment dates and status of business was not provided as well as Verification of employment within 10 days.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/25/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/13: Missing P&L and balance sheets for Sch C income, third party verification for S-Corp, and pay stubs and vvoe for wage income.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

38629853	XXX	XXX		29373269	credit	1	Income documentation requirements not met.
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
													3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains. 2023/XX/14: Loan was re designated to Non QM
38640848	XXX	XXX		29374878	credit	3	Income documentation requirements not met.
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
													1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/28: Only the third party verification was provided. Condition remains.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38703986	XXX	XXX		29372916	credit	3	Income documentation requirements not met.		Missing mortgage statement, tax certificate, HOA verification, and HOI verification for Unit XXX.				6/XX/2015		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38691776	XXX	XXX		29375448	credit	3	Income documentation requirements not met.		Third party verification within 10 business days prior to the Note date for both borrowers was not provided in the loan file.				1/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38629395	XXX	XXX		29372576	compliance	1	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38693232	XXX	XXX		29374213	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
									Third party verification of borrower's employment dates and status of business was not provided.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM
2023/XX/18: 2018 P&L located under Letter of Explanation - client used a 2018 Schedule C Form to use as P&L, balance sheet not required on Schedule C entity. 2016-2017 1120S validated by CPA w/PTIN + copy of business license. WVOE for wage income not required as this isnt wage income, its pension income.

2023/XX/05: Business license documentation uploaded.

2023/XX/13: Missing P&L and balance sheets for Sch C income, third party verification for S-Corp, and pay stubs and vvoe for wage income.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/06: Received duplicate documentation. The file remains missing the year to day balance sheet as required by Safe Harbor and the supporting income documentation for the large retirement income.

2023/XX/14: Loan was re designated to non qm

38629853	XXX	XXX		29373264	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note
XXX – Missing YTD P&L and Balance Sheet and Third Party Verification
XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note
													3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: P&L/BS not required on real estate holding companies in 2013. Concur: However, secy of state verification in file located under Self Emplyed Income revision date 4/XX/19 4:44 reports Active status with no derogatory evidence as of 3/XX/19 but not within 10 days of note.

2023/XX/25: Duplicate and/or waterfall exception

2023/XX/13: Reviewed all trailing docs, however the documents listed within the exception for each entity was not provided.

2023/XX/28: Trailing documents reviewed; missing documents listed in the exception for each business entity were not provided.

2023/XX/21: XXX, XXX, XXX, XXX and XXX - missing fully executed and complete YTD Profit and Loss and Balance Sheet. Exception remains.

2023/XX/14: Loan was re designated to Non QM

38641230	XXX	XXX		29373523	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
									File is missing the following: Balance Sheet for XXX. 2013/2014 signed/dated business returns and K1's and YTD P&L/Balance sheet. YTD P&L/Balance sheet for XXX.				5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Loan has been re designated to Non qm
38697688	XXX	XXX		29376462	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

There are guideline deficiencies due to missing income documentation : XXX - 2015 1120s, K1; XXX - 4506-T, P&L, Balance Sheet; XXX - 2012 1120S, K1; 2015 and 2014 K1, 60 days Account Statements for Interest and Dividend income verifying sufficient funds to continue; CPA letter verifying the continuance of Capital Gains/Losses.
													8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX 2013/2014 1120S Provided - 2012 not required. 2015 full year and 2016 YTD Profit & Loss/Balance Sheets in file. 2015 XXX 1120/K1s in file. Dividend income was from XXX, and per uw notes was split into 2 entities as it was being double taxed. (see uw notes on Income Analysis page 1 comments). No Cap Gains income being used ini qualifying.

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: Guideline required documentation to verify Borrower's self-employment income is still missing.

2023/XX/06: UPDATE: File remains missing the year to date P&L/Balance sheet for XXX.  Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38640848	XXX	XXX		29374877	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
													1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to Non QM.

38637758	XXX	XXX		29374930	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
									Asset accounts used by lender and required to meet reserves exceeds the 90 day age of documentation requirement per lender guides.				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements 2023/XX/25: Agree with error.
2023/XX/22: Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.

2023/XX/15: Updated statement was not provided in the trailing docs. condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38624096	XXX	XXX		29371231	credit	3	Initial Rate Lock rate date is not documented in file.						4/XX/2012		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023
38679226	XXX	XXX		29371962	credit	3	Initial Rate Lock rate date is not documented in file.					UTD	6/XX/2008		CA	UTD - UTD	UTD	No	C	C	C	C	07/06/2023
38644935	XXX	XXX		29372199	credit	3	Initial Rate Lock rate date is not documented in file.						11/XX/1996		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023
38641135	XXX	XXX		29372219	credit	3	Initial Rate Lock rate date is not documented in file.					No	2/XX/2009		WA	Refinance - UTD	Investment	No	C	C	C	C	07/06/2023
38642819	XXX	XXX		29372309	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance overage amount is insufficient in the amount of $XXX. Provide increased coverage or RCE.				8/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38653542	XXX	XXX		29373065	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		We need replacement cost estimator or letter of explanation in file				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38633331	XXX	XXX		29373149	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				11/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38700916	XXX	XXX		29373661	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38646730	XXX	XXX		29374000	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage of $XXX is insufficient to cover the loan amount of $XXX..				1/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38658196	XXX	XXX		29375705	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage amount in the amount of $XXX is insufficient which includes replacement coverage of $XXX plus extended coverage of $XXX.There is a shortfall of $XXX				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38644128	XXX	XXX		29376087	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost estimator is not provided to cover the shortfall amount.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38681005	XXX	XXX		29376284	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Policy in file reflects Dwelling Coverage of $XXX plus 100% Replacement Cost Coverage $XXX (used 80% of the appraised value) leaving a Shortfall of $XXX.				6/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38628147	XXX	XXX		29376492	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				9/XX/2018		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
38712605	XXX	XXX		29377017	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage amount not provided				9/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38637758	XXX	XXX		29374931	credit	3	Large deposits were not sourced and/or letter of explanation was not provided.		The source of the large deposit into the XXX account in the amount of 20,054.79 was not provided in the loan file.				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: Unable to locate the source of the $XXX deposit 2023/XX/25: Agree with error.
2023/XX/28: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Provide Source of Funds/Deposit into XXX account ending XXX for $XXX dated 06/XX/2017. Exception remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38771479	XXX	XXX		29372736	property	1	Loan is to be securitized. The only valuation provided was a Drive by. It is interpreted that this Drive By was used in lieu of URAR and that this file is missing the secondary valuation (GSE COVID19)						6/XX/2020		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: Client not securitizing loan.
38724020	XXX	XXX		29375962	credit	2	Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.	Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020					12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38633331	XXX	XXX		29373158	credit	1	Missing Document: Account Statements - Personal not provided		Missing additional month bank statement for Account XXX, per guidelines. Statement month provided is 6/XX/19 to 7/XX/19.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: Disagree with findings- July 2019 and August 2019 asset statements in file for XXX IRA #XXX	2023/XX/21: File contains 2 consecutive statements
38633331	XXX	XXX		29373159	credit	1	Missing Document: Account Statements - Personal not provided		Missing additional month bank statement for Account XXX, per guidelines. Statement month provided is 8/XX/19 to 9/XX/19.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: NO assets were used from Account XXX. Per latest version of Asset Workbook, the following accounts were used for funds to close and reserves: XXX #XXX, XXX #XXX and XXX #XXX. Also see latest version of 1003/1008.
																															2023/XX/21: Per rebuttal comment account not used to qualify.
38653542	XXX	XXX		29373069	credit	3	Missing Document: Appraisal not provided						6/XX/2020		CA	Refinance - Rate/Term	Primary	No	D	D	D	D	07/06/2023						Safe Harbor QM
38661927	XXX	XXX		29373225	property	3	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	Enter as per Appraisal / Valuation document.				11/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38749905	XXX	XXX		29374182	property	3	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2020					9/XX/2020		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38679906	XXX	XXX		29376325	property	3	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017	442 was not provided.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38666272	XXX	XXX		29375433	credit	3	Missing Document: Approval not provided		The Approval document was not provided.				9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	C	C	C	C	07/06/2023						N/A
38724020	XXX	XXX		29375957	credit	3	Missing Document: Approval not provided		Approval document was not received				12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38703986	XXX	XXX		29372915	credit	3	Missing Document: AUS not provided		Zippy findings provided in file.				6/XX/2015		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38640848	XXX	XXX		29374875	credit	1	Missing Document: Cancelled Check(s) not provided		Supporting documentation is missing for the EMD.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: EMD came from spouse. Gift letter in the file and receipt from escrow provided, verifying that $XXX EMD came from spouse's XXX checking account xx3907.	2023/XX/21: EMD reflected on the CD of $XXX was not sourced and has been excluded from available assets however is not needed to qualify. Exception is clear.
38760165	XXX	XXX		29374467	credit	1	Missing Document: Flood Certificate not provided		Flood certificate is not provided in the file.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Flood cert. provided, exception cleared.
38693232	XXX	XXX		29374202	credit	1	Missing Document: Flood Certificate not provided						12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Flood cert. provided, exception remains.
38629853	XXX	XXX		29373247	credit	3	Missing Document: Flood Certificate not provided		The file is missing a copy of the Flood Certificate.				3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
38666272	XXX	XXX		29375434	credit	3	Missing Document: Flood Certificate not provided		Missing Flood Certificate.				9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	C	C	C	C	07/06/2023						N/A
38661927	XXX	XXX		29373227	credit	3	Missing Document: Fraud Report not provided						11/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38754207	XXX	XXX		29375199	credit	3	Missing Document: Fraud Report not provided		Fraud Report is missing				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38738289	XXX	XXX		29376015	credit	3	Missing Document: Fraud Report not provided		Fraud report is missing				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
38629853	XXX	XXX		29373248	credit	1	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance provided is not a Final Policy.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Hazard policy prrrrrovided.
38688955	XXX	XXX		29377117	credit	3	Missing Document: HOA Questionnaire not provided		Missing HOA questionnaire.				10/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38629853	XXX	XXX		29373245	credit	1	Missing Document: Missing Final 1003		File is missing the final fully executed application.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: 1003 provided.
38664336	XXX	XXX		29371369	credit	3	Missing Document: Missing Final 1003						11/XX/2013		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
38704622	XXX	XXX		29371416	credit	3	Missing Document: Missing Final 1003						8/XX/2013		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
38620688	XXX	XXX		29371560	credit	3	Missing Document: Missing Final 1003						3/XX/2014		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
38713950	XXX	XXX		29371606	credit	3	Missing Document: Missing Final 1003						4/XX/2013		CA	Purchase	Primary	No	C	C	C	C	07/06/2023
38668985	XXX	XXX		29371768	credit	3	Missing Document: Missing Final 1003						10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023
38757446	XXX	XXX		29371911	credit	3	Missing Document: Missing Final 1003						11/XX/2012		CA	Purchase	Primary	No	C	C	C	C	07/06/2023
38663109	XXX	XXX		29371940	credit	3	Missing Document: Missing Final 1003						12/XX/2013		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023
38679226	XXX	XXX		29371958	credit	3	Missing Document: Missing Final 1003					UTD	6/XX/2008		CA	UTD - UTD	UTD	No	C	C	C	C	07/06/2023
38641135	XXX	XXX		29372212	credit	3	Missing Document: Missing Final 1003					No	2/XX/2009		WA	Refinance - UTD	Investment	No	C	C	C	C	07/06/2023
38642416	XXX	XXX		29372490	compliance	2	Missing Document: Missing Lender's Initial 1003		Signed and dated initial 1003 is missing.				11/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/25: Missing signed and dated initial application.
38653542	XXX	XXX		29373064	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial LEnder 1003 is missing				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/25: Missing signed and dated initial application.
38640848	XXX	XXX		29374870	compliance	2	Missing Document: Missing Lender's Initial 1003		The initial 1003 was not signed by the borrower.				1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/28: Trailing docs did not contain any docs to clear this exception.
38682392	XXX	XXX		29376917	compliance	2	Missing Document: Missing Lender's Initial 1003		Lender to provide signed and dated initial 1003.				12/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/29: Missing Initial signed/dated 1003. 2023/XX/30: Missing Signed/dated Initial 1003.
38629395	XXX	XXX		29372557	compliance	2	Missing Document: Missing Lender's Initial 1003		Lender's Application 1003 is missing				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/29: Missing Initial signed/dated 1003. 2023/XX/30: Missing Signed/dated Initial 1003. 2023/XX/13: The file is still missing a signed and dated initial 1003.
38703986	XXX	XXX		29372913	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 document is missing.				6/XX/2015		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023						N/A		2023/XX/30: Missing Signed/dated Initial 1003.
38688955	XXX	XXX		29377110	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing Signed/dated Initial 1003.				10/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing Signed/dated Initial 1003.
38617392	XXX	XXX		29375409	compliance	2	Missing Document: Missing Lender's Initial 1003		initial 1003 lender document is missing in the file				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing Signed/dated Initial 1003. 2023/XX/07: The application provided is not dated or signed. The application date was not located on the document.
38710271	XXX	XXX		29372649	compliance	2	Missing Document: Missing Lender's Initial 1003						9/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38629853	XXX	XXX		29373246	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing the fully executed initial application.				3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
38707427	XXX	XXX		29374548	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing signed and dated Initial 1003.				5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38708161	XXX	XXX		29374735	compliance	2	Missing Document: Missing Lender's Initial 1003		Required Initial 1003 document which is missing from the file.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38666272	XXX	XXX		29375432	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing signed and dated Initial Loan Application.				9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	B	B	B	B	07/06/2023						N/A
38757233	XXX	XXX		29375937	compliance	2	Missing Document: Missing Lender's Initial 1003		Lender initial signed/dated 1003 is missing				11/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38629853	XXX	XXX		29373249	compliance	1	Missing Document: Note - Subject Lien not provided		The file is missing an Executed Note for the Subject Property.				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Note provided.
38765022	XXX	XXX		29373982	credit	3	Missing Document: Note - Subordinate Lien not provided		Note for 2nd mortgage is missing from the file.				9/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38666272	XXX	XXX		29375435	credit	3	Missing Document: Occupancy Certificate not provided		Occupancy Certificate was not provided.				9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	C	C	C	C	07/06/2023						N/A
38609462	XXX	XXX		29373848	credit	3	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Contract is missing in file. Please provide.				12/XX/2016		CA	Purchase	Primary	No	D	D	D	D	07/06/2023						Safe Harbor QM
38629395	XXX	XXX		29372554	credit	1	Missing Document: Rider - 1-4 Family not provided		Missing signed 1-4 Family Rider.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Signed document provided.
38629395	XXX	XXX		29372555	credit	1	Missing Document: Security Instrument - Subject Lien not provided		Missing signed Security Instrument.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Signed document provided.
38710271	XXX	XXX		29372647	credit	3	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
LOX in file from borrower states they have been paying the mortgage through their joint bank account for 15 months and prior to this they were making payment to their parents. Unable to verify payments with statement provided and a VOM was not located in the file.
													9/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38758974	XXX	XXX		29371955	compliance	3	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	Received only page 1 and a HUD addendum, need page 2 of HUD to complete testing.			No	5/XX/1999		CA	Purchase	Primary	No	D	D	D	D	07/06/2023							2023/XX/18: Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48
2023/XX/18: Unclear what specific document the seller is referring to, however SAMC does not accept escrow instructions or other similar documentation in lieu of a complete, fully executed HUD-1. Exception remains.

38679226	XXX	XXX		29371964	compliance	3	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.				UTD	6/XX/2008		CA	UTD - UTD	UTD	No	D	D	D	D	07/06/2023
38641135	XXX	XXX		29372214	compliance	3	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.				No	2/XX/2009		WA	Refinance - UTD	Investment	No	D	D	D	D	07/06/2023
38620688	XXX	XXX		29371562	compliance	2	Missing Initial Loan Application Compliance Determined Application Date	No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013. The source for this date is Initial disclosures.					3/XX/2014		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
38758974	XXX	XXX		29371956	compliance	2	Missing Initial Loan Application No Fees
No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												No	5/XX/1999		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38679226	XXX	XXX		29371965	compliance	2	Missing Initial Loan Application No Fees
No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												UTD	6/XX/2008		CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38641135	XXX	XXX		29372215	compliance	2	Missing Initial Loan Application No Fees
No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												No	2/XX/2009		WA	Refinance - UTD	Investment	No	B	B	B	B	07/06/2023
38664336	XXX	XXX		29371370	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
													11/XX/2013		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
38704622	XXX	XXX		29371417	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
													8/XX/2013		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371613	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
													4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371770	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
													10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371913	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
													11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371943	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
													12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38620688	XXX	XXX		29371561	credit	3	Missing Valuation:		Appraisal not provided				3/XX/2014		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
38663109	XXX	XXX		29371941	credit	3	Missing Valuation:		Appraisal not provided.				12/XX/2013		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023
38679226	XXX	XXX		29371969	credit	3	Missing Valuation:		Appraisal not provided.			UTD	6/XX/2008		CA	UTD - UTD	UTD	No	C	C	C	C	07/06/2023
38661927	XXX	XXX		29373228	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX					11/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38754207	XXX	XXX		29375200	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Fraud report is missing				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38738289	XXX	XXX		29376016	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Fraud Report is missing				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
38679226	XXX	XXX		29371967	compliance	2	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.	UTD	6/XX/2008	6/XX/2011	CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38658196	XXX	XXX		29375708	compliance	2	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. Due to Notice of Special Flood Hazard Disclosure date of 08/XX/2015.		Liability for violations cannot be transferred to a subsequent purchaser of a loan.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373504	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)					5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 2012 Final K1 in file for XXX and its not recurring on 2013 1040s. No Additional information would be required for this entity.

2023/XX/05: 2012 Final K1 for XXX provided.

2023/XX/25: Provided Final K-1 for XXX. Once final K-1 is issued, no additional income docs are required per XXX guidelines. Provided income workbook showing that this entity was no included in income calculations as loss did not continue into next year; no more income/loss would be reported after a final K1 is issued.

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: 2012 Schedule K-1 2012 reflects Year Ending Partner’s share of Profit, Loss and Capital at 25%. 2013 Form 1040 Schedule E Part II does not reflect any Income or Loss form XXX. Exception remains.

2023/XX/06: Received final K1. Excluded entity and deducted the loss from the borrower's primary income. Condition cleared.

38641230	XXX	XXX		29373503	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)					5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 2012/2013/2014 business financials provided for XXX, UW used average loss from 2012/2013 with 2014 being positive and spoke to YTD financials not being deemed necessary as loss was included from prior years and there would be no impact to qualifying loss.

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Provide fully executed and complete YTD 2015 Profit and Loss and Balance Sheet for XXX. Exception remains.

2023/XX/07: Reviewed trailing documents provided, however file is still missing the signed/dated 2014 1120's and a year to date balance sheet for XXX and a year to date P&L/Balance sheet for XXX.

2023/XX/14: Loan has been re designated to Non qm

38629853	XXX	XXX		29373257	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Additional signed returns provided
38629853	XXX	XXX		29373256	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third Party Verification within 10 days of Note				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Additional year of income docs provided.
38629853	XXX	XXX		29373258	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third-Party Verification within 10 days of Note				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Additional year of income docs provided.
38612472	XXX	XXX		29373795	compliance	3	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing a signed/dated year to date balance sheet for the most recent quarter				8/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38663109	XXX	XXX		29371942	compliance	2	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
													12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38620688	XXX	XXX		29371563	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					3/XX/2014		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371944	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38679226	XXX	XXX		29371966	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.				UTD	6/XX/2008		CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38641135	XXX	XXX		29372216	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.				No	2/XX/2009		WA	Refinance - UTD	Investment	No	B	B	B	B	07/06/2023
38629853	XXX	XXX		29373266	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Total Debt to Income Ratio exceeds 43%
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
													3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	08/03/2023		Yes			Non QM		2023/XX/03: Received required documentation. Condition cleared.
38629395	XXX	XXX		29372570	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.

Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38617392	XXX	XXX		29375429	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Loan is waterfalling to standard ATR/Non-QM guidelines of 43% due to calculated DTI of 44.4946% being outside of guidelines.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
													6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/25: Duplicate and/or waterfall exception	2023/XX/14: Loan has been redesignated to Non QM.
38633331	XXX	XXX		29373152	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Credit debts $XXX + REO negative cash flow $XXX + subject PITIA $XXX (included 1.25% CA taxes) = $XXX. Income is $XXX. With the max rate increase to 4.21%, $XXX / $XXX = 47%.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
													11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM	2023/XX/18: Already addressed above-duplicate 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Please upload as a trailing document the most recent income workbook referenced for review. Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

38693232	XXX	XXX		29374207	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12401894)	Verbal Verification of Employment and Paystubs are missing in the file.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM		2023/XX/06: Per lender rebuttal, this income is a retirement. This specific condition is cleared.
38693232	XXX	XXX		29374206	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12401893)	Loan file is missing third party verification of employment to verify start date and continuation.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Documentation provided, exception cleared.
38629395	XXX	XXX		29372560	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12403757)
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income and employment verification.
38640848	XXX	XXX		29374863	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12404198)	Missing Employment Dates to verify two years current employment.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	07/28/2023		Yes			Non QM		2023/XX/28: Third party verification was provided.
38616100	XXX	XXX		29376270	credit	3	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.	Cash to Borrower: $XXX; Total Cash Out: $XXX; Refi Purpose: Rate/Term	As per 1008 refi purpose is rate/term but as per final CD cash to borrower is $XXX.				4/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38679906	XXX	XXX		29376328	credit	3	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.	Cash to Borrower: ; Total Cash Out: $XXX; Refi Purpose: Rate/Term	Borrower received total cash out of $XXX, which is greater than the lessor of $XXX or 2% of the loan amount.				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38617392	XXX	XXX		29375421	compliance	1	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Lease Agreement is not provided				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Non QM
2023/XX/18: Fully executed rental agreement for XXX is included in loan file documentation. Lease term from 5/XX/2016 thru May XX,2017 with a monthly rental income of $XXX supporting continuity of income used for qualifying.
																															2023/XX/22: Taxes returns entered. Exception cleared.
38760165	XXX	XXX		29374479	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	The lease agreement, required for a QM loan, is missing from the loan file, causing the loan to waterfall through the QM Testing.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: Lease agreement is in file under label (Lease Agreement (Rent_Lease_Agrment|Lease Agrmts for Subject Property))  Lease is the extension from the original XXX lease fom 3/XX/2008 that confirms an extension of 5 years from 11/XX/2018 through 10/XX/2023 with an increase to $XXX per acre for the 200 acre property which supports the income reported on the 1040's which is half the ranch income with the other half going to the Trust.  Documents attached.
																															2023/XX/22: Trailing docs did not contain any docs to clear this exception.
38700916	XXX	XXX		29373669	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Most recent year 1040 is not reflecting in file.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38637541	XXX	XXX		29372706	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification, Lease Agreement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A		2023/XX/08: EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement, Tax Verification
38633331	XXX	XXX		29373146	credit	1	REO Documents are missing.	Address: XXX, HI HOA Verification, Insurance Verification	The file is missing a copy of the Insurance Verification and HOA verification.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Disagree with findings- Property profile verifies property type is SFR and is owned free and clear. Insurance is not a requirement on F&C property. 1003 also designates property as an SFR owned free and clear.

2023/XX/25: Provided transcripts and property profile for XXX. Note: XXX guidelines allow transcripts to be used in lieu of signed tax returns;  XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials XXX section 302-1.1.7).

2023/XX/21: Comments acknowledged and agree HOI not required as property is free and clear. Regarding HOA - the reference property profile is not in file.  Finding remains open.

2023/XX/15: Received required documentation. Condition cleared.

38633331	XXX	XXX		29373160	credit	1	REO Documents are missing.	Address: XXX, CA HOA Verification	Missing for the non-subject REOs.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: Already addressed above. This is a commercial property. No HOA	2023/XX/21: Property report in file indicates property is a retail space - HOA would not apply.
38629853	XXX	XXX		29373270	credit	3	REO Documents are missing.	Address: XXX, FL Insurance Verification, Tax Verification	Missing evidence of Taxes and Insurance for REO XXX, FL				3/XX/2019		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: Dispute: XXX tax from prop prof 12,247. Concur: No evidence of ins on XXX or Tax/Ins on XXX. 2023/XX/25: Agree with error	2023/XX/21: Provide missing Tax and Insurance verification for XXX FL. Exception Remains. 2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.
38633331	XXX	XXX		29373147	credit	1	REO Documents are missing.	Address: XXX, CA HOA Verification, Tax Verification	The file is missing a copy of the Insurance Verification, and Tax Verification and HOA verification.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: Disagree with findings-No HOA required. This is a commercial property. Copy of commerical promissory note with XXX and 2017-2018 XXX property tax bill  are both included in file documenation. Obtaining HOI on commercial property is not required and expense can be taken from Sch E of tax return. Also see Schedule E of 2018/2017 tax returns with property type designation (4) for commercial.
																															2023/XX/21: Taxes in file and property report in file confirms subject is a retail/commercial space - HOA would not apply.
38697688	XXX	XXX		29376465	credit	3	REO Documents are missing.	Address: XXX, CA Tax Verification					8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

2023/XX/05: Provided Property Profile for XXX.

2023/XX/25: Provided property profile for XXX.

2023/XX/22: A Property History Report for XXX was not located.

2023/XX/06: Property detail report provided is for XXX. Condition remains.

2023/XX/27: Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38697688	XXX	XXX		29376455	credit	3	REO Documents are missing.		File missing a copy of required tax verification document for REO property XXX, CA.				8/XX/2016		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Property profile in file for XXX showing annual property taxes of $XXX. (Uploaded under "Other REO Documentation / Alt Credit/Real Estate (3 page document)

2023/XX/05: Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses.

2023/XX/25: Disagree; Businesses (XXX, XXX & XXX) filed a tax extensions at time of underwriting/closing, therefore 2015 business returns and K1's were not available/required and prior years business returns were obtained, along with 2015 Year End PL/BS. Provided signed 2016 YTD PL for XXX (titled XXX as a nickname, but belongs to XXX).  Note: Dispute exceptions for business tax transcripts: XXX guidelines do not require IRS tax transcripts obtained for businesses. See XXX section 302-2.1.3 which states "Two (2) years tax transcripts for personal tax returns" are required, which specifically calls out personal return transcripts and excludes business return transcripts.

2023/XX/22: A Property History Report for XXX was not located.

2023/XX/06: Received a property detail report for XXX, however the tax cert is missing for XXX. Condition remains.

2023/XX/27: Exception is for the Verification of Taxes on the REO property. The Property Profile submitted is for the XXX property.  Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38741290	XXX	XXX		29376397	credit	1	REO Documents are missing.	Address: XXX, CA HOA Verification	HOA Verification is missing for XXX, CA.				8/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Risk
2023/XX/18: Agree with findings. The July 2019 HOA quarterly statement from XXX is in loan file. The quarterly payment is $XXX ($XXX annually). The annual HOA dues were not accounted for in the schedule E rental income analysis for the property in question. Adding the annual payment of $XXX would result in monthly negative cashflow of $XXX vs $XXX revising the total net rental income from $XXX to $XXX. Revised qualifying income would be $XXX. Revised DTI would be 49.675% consisting of $XXX PITI payment against revised income of $XXX.
																															2023/XX/22: HOA document located in file.
38617392	XXX	XXX		29375407	credit	1	REO Documents are missing.		Address: XXX, CA tax verification and insurance verification is missing				6/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Non QM
2023/XX/18: Property is owned free and clear per 3 years tax returns in file, therefore insurance is not required, hence no expense on the schedule E of tax returns (2013 thru 2015). The property taxes are accounted for in the rental income analysis and taken from schedule E of the 1040's which is acceptable.
																															2023/XX/22: HOI and Taxes taken from Schedule E. Exception cleared.
38640848	XXX	XXX		29374873	credit	1	REO Documents are missing.	Address: XXX, CA Tax Verification					1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Non QM	2023/XX/18: Verification of propety tax amount in file (uploaded 4/XX/23 at 6:18pm)	2023/XX/22: Trailing 2018 Property Values, Exemptions and County Taxes provided for XXX, CA. Exception Cleared.
38642416	XXX	XXX		29372481	credit	1	REO Documents are missing.	Address: XXX, CA Statement, Tax Verification	Mortgage statement and tax certificate are missing for REO on XXX.				11/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: XXX, REO expenses for rentals were based on rents less expenses from transcripts	2023/XX/28: Provide missing Tax Verification XXX, CA. 2023/XX/21: Portfolio Express, not required.
38642819	XXX	XXX		29372315	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification, Statement	Missing the mortgage statement and HOI policy for the REO on XXX Street.				8/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38637541	XXX	XXX		29372697	credit	3	REO Documents are missing.		Insurance Verification, Statement, Tax Verification document missing for property address XXX, CA				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372698	credit	3	REO Documents are missing.		Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property address XXX, AZ				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372699	credit	3	REO Documents are missing.		Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, NV				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372700	credit	3	REO Documents are missing.		Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ:				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372701	credit	3	REO Documents are missing.		Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ				7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372707	credit	3	REO Documents are missing.	Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372708	credit	3	REO Documents are missing.	Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372709	credit	3	REO Documents are missing.	Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372710	credit	3	REO Documents are missing.	Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372711	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372712	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372713	credit	3	REO Documents are missing.	Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372714	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38637541	XXX	XXX		29372715	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification, Statement, Tax Verification					7/XX/2016		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38653542	XXX	XXX		29373066	credit	3	REO Documents are missing.	Address: XXX, FL HOA Verification	Missing HOA document for property XXX				6/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
38700916	XXX	XXX		29373668	credit	3	REO Documents are missing.	Address: XXX, CA Statement	Mortgage statement is missing.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38765022	XXX	XXX		29373985	credit	3	REO Documents are missing.	Address: XXX, CA Tax Verification, Verification of Security Deposit	File is missing tax cert and the security deposit for the rent and evidence borrower deposited it into their bank account.				9/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38754207	XXX	XXX		29375204	credit	3	REO Documents are missing.	Address: XXX, TX Insurance Verification	Insurance verification is missing.				3/XX/2018		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
38658196	XXX	XXX		29375706	credit	3	REO Documents are missing.	Address: XXX, CA Insurance Verification	Hazard insurance is missing				8/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38671996	XXX	XXX		29376836	credit	3	REO Documents are missing.	Address: XXX, CA Statement	Mortgage Statement is required to verify mortgage monthly payments.				7/XX/2017		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38757446	XXX	XXX		29371922	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371951	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38645756	XXX	XXX		29372600	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38710271	XXX	XXX		29372648	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38653542	XXX	XXX		29373067	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account document is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2020		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38661927	XXX	XXX		29373229	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38609462	XXX	XXX		29373845	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement disclosure is missing in file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38707427	XXX	XXX		29374542	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38708161	XXX	XXX		29374741	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Required Initial Escrow account disclosure document.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38757233	XXX	XXX		29375939	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Missing Initial Escrow Account Disclosure		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38688955	XXX	XXX		29377112	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38713950	XXX	XXX		29371619	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371776	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371919	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371950	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38638671	XXX	XXX		29371259	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371609	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38658196	XXX	XXX		29375703	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38668985	XXX	XXX		29371778	compliance	2	RESPA (2010) - Prepayment Penalty Information on Final HUD-1 Inaccurate	RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371777	compliance	2	RESPA (2010) - Prepayment Penalty Information on GFE Inaccurate	RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38641230	XXX	XXX		29373510	compliance	2	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38680819	XXX	XXX		29372859	compliance	2	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	10% tolerance violation without evidence of sufficient cure provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
38668985	XXX	XXX		29371779	compliance	2	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38624096	XXX	XXX		29371233	compliance	2	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2012		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
38638671	XXX	XXX		29371260	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371610	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371921	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38645756	XXX	XXX		29372599	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Creditor did not provide HUD Settlement Cost Booklet.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373511	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38607692	XXX	XXX		29373610	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Missing in file HUD Settlement Cost Booklet.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38646730	XXX	XXX		29373995	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD Settlement Cost Booklet is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		1/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38707427	XXX	XXX		29374541	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Missing HUD Settlement Cost Booklet..		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38757446	XXX	XXX		29371920	compliance	2	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38648294	XXX	XXX		29373190	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Loan file contains the one page acknowledgment from Borrowers; however, the actual list containing the required 10 counseling agencies was not provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38629853	XXX	XXX		29373253	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2019		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
38749905	XXX	XXX		29374178	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2020		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38769235	XXX	XXX		29374187	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38617392	XXX	XXX		29375412	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38629395	XXX	XXX		29372571	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Provided date is 12/XX/2018 while Application date is 11/XX/2018		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38680725	XXX	XXX		29374908	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38675007	XXX	XXX		29375064	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38650312	XXX	XXX		29376203	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Acknowledgment date was 9/XX/2017 which is more than 3 days from Initial application date.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38658196	XXX	XXX		29375702	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Missing RESPA Servicing Disclosure		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38713950	XXX	XXX		29371620	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371780	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371923	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371952	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38641230	XXX	XXX		29373520	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Servicing Disclosure to Borrower is within 3 business days of the application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38644128	XXX	XXX		29376084	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	RESPA Servicing Disclosure is not provided to the borrower within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38693232	XXX	XXX		29374222	compliance	1	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)	Per lender rebuttal, the CB is receiving retirement from XXX in the amount of $XXX in addition to a pension of $XXX. File is missing the supporting documentation for the $XXX monthly income.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Loan was re designated to non qm
38633331	XXX	XXX		29373151	compliance	1	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)	Award letter was not provided.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: Disagree with finding- NO retirement income used to qualify. Qualifying income is from Schedule C, Partnerships and XXX (Contract). All supporting documentation in loan file. 2 years Personal and Business Tax Returns, Executed copy of Contract with XXX and verification of YTD Income paid thru 10/2019 for contract employment with XXX.
																															2023/XX/21: After further review of documentation, income is not pension income, but is income from contract work declared as "Other income" on 1040. No award letter needed
38708161	XXX	XXX		29374737	compliance	3	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)	Borrower is receiving Pension however award letter is missing from the file.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38708161	XXX	XXX		29374738	compliance	3	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)	Co-Borrower is receiving Pension however award letter is missing from the file.				3/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38629395	XXX	XXX		29372575	compliance	1	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements					12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Signed, dated and notorized copy of the security instrument was provided.
38658196	XXX	XXX		29375701	compliance	2	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.			TILA ROR - 3yrs for rescindable transactions.		8/XX/2015	8/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38713950	XXX	XXX		29371615	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371772	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371915	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371946	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38694524	XXX	XXX		29371998	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.					4/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371616	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371773	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371916	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371947	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371617	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371774	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371917	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371948	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371614	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371771	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371914	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371945	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38713950	XXX	XXX		29371618	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371775	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		10/XX/2012		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371918	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		11/XX/2012		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371949	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		12/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38641230	XXX	XXX		29373505	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)					5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 2012/2013 business financials in file with extension filed for 2014.  Profit and Loss statement provided for 2014/2015 YTD through April.

2023/XX/05: UTL Balance Sheet

2023/XX/25: Provided Final K-1 for XXX. Once final K-1 is issued, no additional income docs are required per XXX guidelines. Provided income workbook showing that this entity was no included in income calculations as loss did not continue into next year; no more income/loss would be reported after a final K1 is issued.

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Form 7004 Automatic Extension of Time (2014) provided for XXX. Provide fully executed and complete Balance sheet (YTD 2015 and Year Ending 2014) for XXX. Exception remains.

2023/XX/06: Received duplicate profit and loss. The exception is addressing the missing year to date balance sheet.

2023/XX/07: Reviewed trailing documents provided, however file is still missing the signed/dated 2014 1120's and a year to date balance sheet for XXX and a year to date P&L/Balance sheet for XXX.

2023/XX/14: Loan has been re designated to Non qm

38693232	XXX	XXX		29374208	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Loan file is missing third party verification of employment to verify start date and continuation.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Documentation provided, exception cleared.
38633331	XXX	XXX		29373141	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
The file is missing a copy of the Third Party Verification; 2) CPA Letter;  REVISION 8/XX/23 --- The issue with the documentation is that the tax returns and p/l statement were all signed one day after closing (which does not meet QM requirements) and the file is missing a Balance Sheet for the business.
													11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Disagree with finding- CPA letter IS NOT required. Sufficient documentation included in loan file ; 2017/2018 business tax returns and YTD P&L thru 9/XX/2019 supporting net loss included in qual income per income worksheet

2023/XX/25: Provided transcripts  Note: XXX guidelines allow transcripts to be used in lieu of signed tax returns;  XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials XXX section 302-1.1.7).

2023/XX/21: After further review, the issue with the documentation is that the tax returns and p/l statement were all signed one day after closing (which does not meet QM requirements) and the file is missing a Balance Sheet for the business.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX/16: Lender changed loan designation. Condition cleared.

38700916	XXX	XXX		29373667	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Self-employed income documentation not sufficient (S-Corp).				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38612472	XXX	XXX		29373796	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	File is missing the 2014 K1 for this entity				8/XX/2016		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
38680725	XXX	XXX		29374912	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38629853	XXX	XXX		29373259	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)	XXX – Missing YTD P&L and Balance Sheet and Third Party Verification				3/XX/2019		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: Dispute: P&L/BS not required on real estate holding companies in 2013. Concur: However, secy of state verification in file located under Self Emplyed Income revision date 4/XX/19 4:49 reports Active status with no derogatory evidence as of 3/XX/19 but not within 10 days of note. No comment on declining trend at 27%.

2023/XX/25: Agree with error, duplicate/waterfall exception. Disagree regarding 3rd party verification: self employed verifications were required to be completed within 30 days of note date prior to May 2021. XXX is dated 3/XX/19 and note date is 4/XX/19, which meets the 30 day requirement.

2023/XX/13: File is missing a signed/dated year to date P&L, Balance sheet and third party verification verifying dates of operation, good standing and active at closing. In addition, borrower is showing a sharp decline in income without an explanation.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: XXX. Provide missing fully executed and complete YTD Profit and Loss, Balance sheet and Commentary on declining earnings over the analysis period. Trailing Third Party Verification (XXX dated 03/XX/2019) provided. Exception remains.

2023/XX/14: Loan was re designated to Non QM

38629395	XXX	XXX		29372577	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Schedule C)
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Income documents provided to support the qualifying income.
38646013	XXX	XXX		29372868	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/C-Corp 1120)	File is missing the most recent YTD quarterly P&L Statement (if 1120 > 90 days old at application); and Balance Sheet (if 1120 > 90 days old) .				5/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM	2023/XX/18: No P&L / Balance sheet provided 2023/XX/25: Duplicate and/or waterfall exception	2023/XX/21: Require P & L. Exception remains. 2023/XX/14: Loan was re designated to Non QM
38633331	XXX	XXX		29373154	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/C-Corp 1120)	This is due to the file testing against the standard QM guidelines for appendix Q.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Decrease in wages paid from C-Corp was properly mitigated by UW. Gross revenue of business remained stable for the 3 years provided (2016-2018). Decrease in wages was 17% in 2017 and 22% in 2018. Per UW notes & income analysis, there was sufficinet net income in 2018 of $XXXK to pay compensation at the level of 2017, however borrower elected to retain the net income (see business return). The 17% decrease in 2017 was due to a one off outside expense (see trend in expense from 2016-2018).

2023/XX/25: Disagree; XXX guidelines allow use of declining income (XXX section 302-2.2.1), which state: "The analysis must indicate that income has stabilized in order to determine the qualifying income. After performing the analysis discussed below, the Underwriter may determine due to the declining income, that a (12) month average will be used to qualify the Borrower...If the income has declined by more than 20%... A third year of full tax returns should be required to provide a longer trending period. While conservative, this approach to income calculation will provide the Underwriter with a better picture of the financials and the stability of the income stream."

2023/XX/22: File was submitted with a loan designation of Safe Harbor. Due to the decrease in the income, loan does not meet Safe Harbor requirements. Condition remains.

2023/XX/25: Per Compliance Dept:In terms of what documentation can clear the exception, if the declining income was used in qualifying, there is little that can be done, post-close, to clear or cure that action and the exception is largely considered uncurable.

The requirements under Appendix Q for analyzing the self-employed financial strength of a business permit earnings that are increasing or stable but do not accept income that show a “significant decline” over the analysis period. While it is acknowledged the term “significant decline” is not defined with Appendix Q, SitusAMC has used a 20% decline as the benchmark in our QM Appendix Q testing since the inception of the rule back in 2013. While the 20% benchmark may appear subjective (as would any number given it’s not defined), the HUD Handbook previously reflected “significant decline,” but after Appendix Q rolled out in 2013, HUD subsequently updated to reference a “20% decline” in place of “significant decline” (see snip below). SitusAMC also implemented this 20% threshold as the default approach in order to have a reasonable, established threshold to meet the “significant decline” requirement under Appendix Q.

6. Analyzing the Business's Financial Strength.
The creditor must consider the business's financial strength by examining annual earnings. Annual earnings that are stable or increasing are acceptable, while businesses that show a significant decline in income over the analysis period are not acceptable.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Based on Safe Harbor QM requirements, declining income does not meet QM guides.

2023/XX/16: Lender changed loan designation. Condition cleared.

38641230	XXX	XXX		29373507	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/Partnership)
													5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM		2023/XX/06: Received final K1. Excluded entity and deducted the loss from the borrower's primary income. Condition cleared.
38641230	XXX	XXX		29373506	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
													5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Loan has been re designated to Non qm
38680725	XXX	XXX		29374913	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
									The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373518	compliance	1	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/Partnership)
									Two years taxes returns needed for Business XXX				5/XX/2015		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM		2023/XX/06: Received final K1. Excluded entity and deducted the loss from the borrower's primary income. Condition cleared.
38697688	XXX	XXX		29376457	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
									2015 Business Tax Returns are required for XXX/S-Corp.				8/XX/2016		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						ATR Risk		2023/XX/06: This EV2 exception remains due to recency of the tax returns provided. Due diligence is unable to clear. The lender may, at their discretion, choose to waive this exception.
38648294	XXX	XXX		29373189	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
									File is missing income verification for B2 - 1065 XXX Third Party verification and Schedule C for year 2016.				10/XX/2017		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38641230	XXX	XXX		29373517	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
									2014 Tax Returns or proof of extension and balance sheet needed for XXX.				5/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38680725	XXX	XXX		29374919	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
									The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38679906	XXX	XXX		29376326	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
									The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017				7/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38697688	XXX	XXX		29376458	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
									2015 Business Tax Returns are required for XXX/S-Corp.				8/XX/2016		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						ATR Risk
38628147	XXX	XXX		29376496	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 04/XX/2018. (XXX XXX/C-Corp 1120)
									Most recent tax returns document is missing in file.				9/XX/2018		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
38628147	XXX	XXX		29376497	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
									Most recent tax returns document is missing in file.				9/XX/2018		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
38628147	XXX	XXX		29376498	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)
									Most recent tax returns document is missing in file.				9/XX/2018		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
38712605	XXX	XXX		29377019	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019. (XXX XXX/Schedule K-1 less than 25 Percent)
									Most recent k-1 is missing				9/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38629395	XXX	XXX		29372578	compliance	1	Sole Proprietorship Income Documentation - YTD P&L
Qualified Mortgage (Dodd-Frank 2014): YTD P&L is dated before the quarter prior to creditor application date.  YTD Date = 1/XX/2018 12:00:00 AM, Creditor Application Date = 11/XX/2018 (Sole Proprietorship). (XXX XXX/Schedule C)
									The file is still missing the signed and dated initial application to verify timing of the P&L statement in the file.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Sufficient income and employment documents provided.
38707427	XXX	XXX		29374545	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	Loan file is missing a YTD P&L statement and a Balance Sheet for the co-borrower's business.				5/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: P and L through March 2014 in file, Bal Sheet not required for schedule C business that is service related

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Safe Harbor requires a year to date balance sheet and third party verification dated within lenders required time frame reflecting the dates of operation and that the business was in good standing at the time of closing. Condition remains.

2023/XX/14: Loan redesignated to NonQM.

38629395	XXX	XXX		29372561	compliance	3	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
Calculated the base income for the borrower from the document available is lower than the Income qualified by the Underwriter. Documents were not provided to calculate Income - 1040 & Schedule C (2017), Transcript (2017), P&L 2018, balance sheet 2018.
													12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: Agree with error cite & that tax returns are not signed.	2023/XX/13: The tax returns provided for 2016 and 2017 are not signed at dated. 2023/XX/21: Trailing docs did not contain any docs to clear this exception.
38693232	XXX	XXX		29374209	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	Missing most recent YTD P&L and balance sheet for Sch C income.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 2018 P&L located under Letter of Explanation - client used a 2018 Schedule C Form to use as P&L, balance sheet not required on Schedule C entity.

2023/XX/05: 2018 Sched C form provided as P&L. Balance Sheet not required for busienss type. Documentation uploaded.

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.

2023/XX/21: Trailing docs did not contain any docs to clear this exception.

2023/XX/06: Loan was submitted as Safe harbor. Per safe harbor requirements, the following is required:  One or more of the following documents is missing: 1) Most recent 2 yrs Signed and Dated Personal Tax returns (with Sched C); 2) Most recent YTD quarterly P&L Statement (if 1040s are > 90 days old at application); 3) Balance Sheet. Received the P&L, however the year to date balance sheet is still required per Safe Harbor.

2023/XX/14: Loan was re designated to non qm

38633331	XXX	XXX		29373162	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	Loan file is missing a YTD 2019 P/L and Balance Sheet for contract work with XXX. Only documentation in file for this income is the personal tax returns and the 1099s.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM	2023/XX/25: Provided YTD P&L/Balance Sheet
2023/XX/27: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX/16: Lender changed loan designation. Condition cleared.

38640848	XXX	XXX		29374858	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
													1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification was previously provided that verified Borrower's business was currently in existence and active three (3) days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/28: Only the third party verification was provided. Condition remains.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to Non QM.

38760165	XXX	XXX		29374480	compliance	3	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	The file is missing signed and dated 1040 for year 2016 & 2017, causing the loan to waterfall through the QM Testing.				12/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: California DRE license in file for XXX as Broker with issue date of 9/XX/85 and good through 9/XX/19. Documents attached.	2023/XX/28: Trailing docs did not contain any docs to clear this exception. 2023/XX/22: Missing signed and dated 2016 & 2017 personal tax returns. Condition remains.
38684909	XXX	XXX		29376564	credit	3	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 02/XX/2018; Disbursement Date: 02/XX/2018; Note Date: 02/XX/2018; Transaction Date: 02/XX/2018	The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.				2/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
38637758	XXX	XXX		29374921	credit	1	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						7/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Risk		2023/XX/13: Exception cleared.
38642819	XXX	XXX		29372311	credit	2	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						8/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38727016	XXX	XXX		29375724	credit	3	The verification of employment does not meet the guideline requirements.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2005	Missing Third party verification of employment and signed and dated tax returns for 2015 and 2014.				6/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: 3rd party verification of schedule C business not in file.

2023/XX/05: Agree; UTL S/E Verif or proof that 1040s were e-filed. Comment log indicates these were addressed but no doc exists to verify.

2023/XX/25: Duplicate and/or waterfall exception

2023/XX/22: Lender unable to clear condition. Exception remains open.

2023/XX/07: Lender is unable to locate the required documentation. Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

38642416	XXX	XXX		29372491	credit	3	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX					11/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
38679226	XXX	XXX		29371968	compliance	2	TILA - Final TIL Missing	Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	UTD	6/XX/2008	6/XX/2011	CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38658196	XXX	XXX		29375696	compliance	2	TILA - Final TIL Missing	Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2015	8/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38694524	XXX	XXX		29372001	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
													4/XX/2013	4/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38646013	XXX	XXX		29372865	compliance	2	TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
													5/XX/2016	5/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38700916	XXX	XXX		29373666	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Final Closing Disclosure is signed by the borrower and co-borrower but not dated.		TILA ROR - 3yrs for rescindable transactions.		6/XX/2018	6/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38700916	XXX	XXX		29373665	compliance	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2018, prior to three (3) business days from transaction date of 06/XX/2018.	Final Closing Disclosure is signed by the borrower and co-borrower but not dated.		TILA ROR - 3yrs for rescindable transactions.		6/XX/2018	6/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38629395	XXX	XXX		29372573	compliance	2	TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File
TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
									Loan Estimate not provided		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38713950	XXX	XXX		29371621	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38668985	XXX	XXX		29371781	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2012	10/XX/2013	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
38757446	XXX	XXX		29371924	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2012	11/XX/2013	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
38663109	XXX	XXX		29371953	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2013	12/XX/2014	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
38641230	XXX	XXX		29373512	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2015	5/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38658196	XXX	XXX		29375700	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Initial TIL was not sent within three (3) business days of the creditor application date.		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2015	8/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38644128	XXX	XXX		29376088	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Initial TIL was sent to Borrower on 08/XX/2015 and the application date is 07/XX/2015.		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38645756	XXX	XXX		29372601	compliance	2	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2015	6/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38629395	XXX	XXX		29372563	compliance	1	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Missing the initial disclosure or the initial loan estimate with this verbiage.				12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: LE provided.
38738289	XXX	XXX		29376023	compliance	2	TRID Final Closing Disclosure AIR Table Minimum Interest Rate
TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/XX/2019)
									Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38747487	XXX	XXX		29373870	compliance	2	TRID Final Closing Disclosure AIR Table Subsequent Change Frequency
TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/06/XX/2016)
									Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38738289	XXX	XXX		29376024	compliance	2	TRID Final Closing Disclosure Amount Financed
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38738289	XXX	XXX		29376025	compliance	2	TRID Final Closing Disclosure AP Table First Change
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38738289	XXX	XXX		29376026	compliance	2	TRID Final Closing Disclosure AP Table First Change Period
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product. (Final/03/XX/2019)
									TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38738289	XXX	XXX		29376027	compliance	2	TRID Final Closing Disclosure AP Table Interest Only Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/03/XX/2019)	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38713716	XXX	XXX		29376967	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 11/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/11/XX/2017)

Adjustable Payment Table: Final Closing Disclosure provided on 11/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan hence please provide revised cd
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
2023/XX/30: The loan terms indicate maximum interest rate and payment amount can be reached in year 13, however page one indicates payment would not reach maximum until year 14.  Cure is required.  PCCD, LOE, reopening of rescission and proof of delivery.

38738289	XXX	XXX		29376028	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38726634	XXX	XXX		29376045	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/04/XX/2018)
									Final Closing Disclosure provided on 04/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376029	compliance	2	TRID Final Closing Disclosure AP Table Subsequent Changes
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/03/XX/2019)
									TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38771479	XXX	XXX		29372738	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020)
									Final Closing Disclosure provided on 06/XX/2020, page (5) missing Lender contact name.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38747487	XXX	XXX		29373869	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2016)
									The Contact Information section of the final CD did not disclose the Lender's Contact.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38765022	XXX	XXX		29373979	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2017)
									Lender Contact Information i not updated in final cd.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38760165	XXX	XXX		29374472	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018)

Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. A post closing disclosure was provided on 1/XX/19 and the number of payments calculated correctly, however, the finance charge stated amount is less than the Final CD dated 12/XX/18.
											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
2023/XX/01: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018)

38708161	XXX	XXX		29374742	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)
									Disclosure reflects Finance Charge $XXX but calculated Finance Charge of $XXX. Variance = -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2020	3/XX/2023	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38608676	XXX	XXX		29375965	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2017). (Final/10/XX/2017)
									Final Closing Disclosure dated 10/XX/2017 in file signed and dated by Borrowers reflect Finance Charge of $XXX. D0343 Closing Disclosure dated 10/XX/2017 reflects a Finance Charge of $XXX		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2017	10/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376030	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019).
											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38629395	XXX	XXX		29372572	compliance	2	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/12/XX/2018)	The post-closing closing disclosure dated 1/XX/19 reflects escrows and the final closing disclosure dated 12/XX/18 reflects no escrows.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38661927	XXX	XXX		29373230	compliance	2	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 11/XX/2018 are underdisclosed. (Final/11/XX/2018)	Missing Initial Escrow Account Disclosure provided to Borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2018	11/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38771479	XXX	XXX		29372739	compliance	2	TRID Final Closing Disclosure Payment Adjusts Every
TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/06/XX/2020)
									Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38747487	XXX	XXX		29373868	compliance	2	TRID Final Closing Disclosure Payment Adjusts Every	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments. (Final/06/XX/2016)	Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38713716	XXX	XXX		29376968	compliance	2	TRID Final Closing Disclosure Payment Max Amount In Year
TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/11/XX/2017)

Final Closing Disclosure provided on 11/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan hence please provide valid change of circumstance or revised document  to cure this issue
											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2020	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
2023/XX/30: The loan terms indicate maximum interest rate and payment amount can be reached in year 13, however page one indicates payment would not reach maximum until year 14.  Cure is required.  PCCD, LOE, reopening of rescission and proof of delivery.

38726634	XXX	XXX		29376046	compliance	2	TRID Final Closing Disclosure Payment Max Amount In Year
TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/04/XX/2018)

Final Closing Disclosure provided on 04/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376031	compliance	2	TRID Final Closing Disclosure Product Feature Test
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature. (Final/03/XX/2019)
									TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature.		TILA - 1yr affirmative		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38747487	XXX	XXX		29373867	compliance	2	TRID Final Closing Disclosure Product Testing
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/06/XX/2016)
									Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38612472	XXX	XXX		29373798	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 26,868.06 on Final Closing Disclosure provided on 08/XX/2016 are underdisclosed. (Final/08/XX/2016)

The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38758992	XXX	XXX		29375616	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 33,813.15 on Final Closing Disclosure provided on 07/XX/2018 are underdisclosed. (Final/07/XX/2018)

The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX.
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
38682392	XXX	XXX		29376921	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,710.32 on Final Closing Disclosure provided on 12/XX/2016 are underdisclosed. (Final/12/XX/2016)
									The calculated amount of estimated property costs over year 1 is $XXX. The amount disclosed on page 4 of the final CD is $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38629395	XXX	XXX		29372574	compliance	2	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether property taxes are included in escrow. (Final/12/XX/2018)	The post-closing closing disclosure dated 1/XX/19 reflects escrows and the final closing disclosure dated 12/XX/18 reflects no escrows.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376032	compliance	2	TRID Final Closing Disclosure Total Of Payments
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38629853	XXX	XXX		29373254	compliance	1	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)	Earlier receipt not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	07/27/2023		Yes			Non QM		2023/XX/27: Trailing Closing Disclosure Issued and fully executed on 03/XX/2019 provided.
38702873	XXX	XXX		29372235	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)	Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38642819	XXX	XXX		29372314	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)	Initial CD issued on 8/XX/2016 was not signed by the borrower. There is no evidence the borrower received the CD 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38771479	XXX	XXX		29372740	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38648294	XXX	XXX		29373184	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)	Closing Disclosure Issue Date 2017/XX/26 which is not provided at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2017	10/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38747487	XXX	XXX		29373866	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38749905	XXX	XXX		29374179	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2020	9/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38693232	XXX	XXX		29374216	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2018)	Closing Disclosure Sign and Date Captured as 12/XX/2018 from Page 5.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38760165	XXX	XXX		29374473	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2018)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38640848	XXX	XXX		29374866	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2018	1/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38680725	XXX	XXX		29374909	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)	Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2018	10/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38763225	XXX	XXX		29375572	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2020	10/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38623451	XXX	XXX		29375822	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376033	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38681005	XXX	XXX		29376281	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)
Closing Disclosure in file dated 06/XX/2018 is not signed, dated by borrowers and file is missing evidence when the borrowers received a copy of the closing disclosure. Therefore a received date is being calculated to 06/XX/2018.
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38741290	XXX	XXX		29376401	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38653871	XXX	XXX		29377166	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)	Initial CD issue date is 12/XX/2017 which is not within the 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38712605	XXX	XXX		29377020	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 08/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
									Initial closing disclosure not signed by borrower		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2019	9/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38617392	XXX	XXX		29375416	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
									The Lender Credit was reduced to $XXX on the 5/XX/2016 Closing Disclosure. The file did not contain a valid Change of Circumstance or evidence of a tolerance cure.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376034	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)

TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38713716	XXX	XXX		29376971	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017)
									Revised Loan Estimate dated 11/XX/2017 (#2) provided to Borrower(s) on 11/XX/2017 after Initial Closing Disclosure dated 7/XX/2017. Revised Loan Estimate is not signed by Borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376972	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017)
									Revised Loan Estimate dated 11/XX/2017 (#1) provided to Borrower(s) on 11/XX/2017 after Initial Closing Disclosure dated 7/XX/2017. Revised Loan Estimate is not signed by Borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376973	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2017)
									Revised Loan Estimate dated 11/XX/2017 (#1) provided to Borrower(s) on 11/XX/2017 after Initial Closing Disclosure dated 7/XX/2017. Revised Loan Estimate is not signed by Borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376974	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/10/XX/2017)
									Initial Loan Estimate dated 10/XX/2017 signed by Borrower(s) on 10/XX/2017 after Initial Closing Disclosure dated 7/XX/2017.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38623451	XXX	XXX		29375823	compliance	2	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)	Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38629853	XXX	XXX		29373261	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				3/XX/2019	3/XX/2020	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
38713716	XXX	XXX		29376966	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Missing valid Change of Circumstance for increased fee(s). Final Closing Disclosure does not disclose a Lender cure credit sufficient to cure $XXX tolerance amount.				11/XX/2017	11/XX/2018	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38646013	XXX	XXX		29372866	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7525)
									Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38633331	XXX	XXX		29373136	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
									Loan Discount Point Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38633331	XXX	XXX		29373137	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
									Second Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38633331	XXX	XXX		29373138	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38633331	XXX	XXX		29373139	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
									Tax Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38700916	XXX	XXX		29373664	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
									Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. No Valid COC in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38747487	XXX	XXX		29373865	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX Insufficient or no cure was provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38749905	XXX	XXX		29374181	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2020	9/XX/2021	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
38693232	XXX	XXX		29374217	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
									Loan Discount Points Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2018	12/XX/2019	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
38640848	XXX	XXX		29374867	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2018	1/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38640848	XXX	XXX		29374868	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
									Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2018	1/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38637758	XXX	XXX		29374924	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
									Missing a valid Change of Circumstance. Final Closing Disclosure does not disclose a Lender cure credit.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38617392	XXX	XXX		29375417	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
									The fee for Discount Points was increased on the 6/XX/2016 Closing Disclosure. The file did not contain a valid Change of Circumstance or evidence of a tolerance cure.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38617392	XXX	XXX		29375418	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
Credit Report fee  was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance. The Post Close Closing Disclosure captured the -$XXX in Lender Credits on CD dated 3/XX/17 which cures this fee; however, the cure was not sufficient to cure all of the tolerance issues.
											TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38758992	XXX	XXX		29375617	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
									Title - Document Preparation Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
38623451	XXX	XXX		29375824	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
									Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38724020	XXX	XXX		29375961	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
									Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2020	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38738289	XXX	XXX		29376035	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
									TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38726634	XXX	XXX		29376043	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
									No Cure found in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38679906	XXX	XXX		29376327	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
									Zero percent fee tolerance exceeded.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
38741290	XXX	XXX		29376402	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38741290	XXX	XXX		29376403	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
38684909	XXX	XXX		29376567	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Insufficient or no cure was provided		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38684909	XXX	XXX		29376568	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
									Insufficient or no cure was provided		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38684909	XXX	XXX		29376569	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
									Insufficient or no cure was provided		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38684909	XXX	XXX		29376570	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7568)	Insufficient or no cure was provided		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
38705984	XXX	XXX		29376602	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	No cure was provided to the borrower. Credit Report Fee. Fee Amount of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
38679226	XXX	XXX		29371960	compliance	2	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					UTD	6/XX/2008		CA	UTD - UTD	UTD	No	B	B	B	B	07/06/2023
38707427	XXX	XXX		29374551	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2009	Missing Verification of Employment for borrower XXX.				5/XX/2014		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)

2023/XX/25: Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.

2023/XX/02: WVOE provided is dated 04/XX/2014 and the note date is 05/XX/2014. Condition remains for missing VVOE dated within 10 business days of the note date.

2023/XX/22: VOE in file is dated 04/XX/2014. Condition remains.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38693232	XXX	XXX		29374220	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016	Verbal Verification of Employment for XXX is missing in the file.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM
2023/XX/18: Applicant receives Pension (not employment), see pension letter in file (under Verification of Other Income)

2023/XX/05: Borrower was retired and receiving pension income from his prior employer (XXX) via XXX. Income documentation uploaded.
																															2023/XX/21: Trailing docs did not contain any docs to clear this exception. 2023/XX/06: Per lender rebuttal, this income is a retirement. This specific condition is cleared.
38738289	XXX	XXX		29376037	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2007					3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX is in the Entertainment industry (stage crew on music tours) and is paid by multiple employers which is typical for this industry. There are WVOE's in file and a VVOE 10 business days before note date would not be required for this type of employment as it is based on when the next tour would be.

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/22: A VVOE would still be required for any position being used as qualifying income. Finding remains open.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

38738289	XXX	XXX		29376040	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/1997					3/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			ATR Risk		2023/XX/27: WVOE was provided.
38666272	XXX	XXX		29375436	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1992	Missing borrower(s) Verification of employment within 10 days of the Note.				9/XX/2015		CA	Refinance - Cash-out - Other	Investment	No	C	C	C	C	07/06/2023						N/A
38691776	XXX	XXX		29375447	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2009	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				1/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
38693232	XXX	XXX		29374203	credit	1	YTD Date is dated more than 90 days before the application date.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016	Paystub or WVOE or Work Number Income are missing to verify YTD date.				12/XX/2018		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	09/06/2023		Yes			Non QM		2023/XX/06: Per lender rebuttal, this income is a retirement. This specific condition is cleared.